LVIP SSGA Small-Cap Index Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.43%
Aerospace & Defense–0.84%
†AAR Corp.	27,698	$ 992,142
†Aerojet Rocketdyne Holdings, Inc.	63,368	2,534,086
†AeroVironment, Inc.	18,481	1,540,576
†AerSale Corp.	13,600	252,144
†Archer Aviation, Inc. Class A	100,000	261,000
†Astra Space, Inc.	123,400	75,398
†Astronics Corp.	21,005	165,099
Cadre Holdings, Inc.	13,700	329,622
†Ducommun, Inc.	9,200	364,872
Kaman Corp.	22,852	638,256
†Kratos Defense & Security Solutions, Inc.	101,450	1,030,732
Maxar Technologies, Inc.	59,700	1,117,584
†Momentus, Inc.	46,900	64,253
Moog, Inc. Class A	22,781	1,602,643
National Presto Industries, Inc.	4,072	264,884
Park Aerospace Corp.	16,788	185,340
†Parsons Corp.	27,600	1,081,920
†Redwire Corp.	16,000	38,080
†Rocket Lab USA, Inc.	173,900	707,773
†Terran Orbital Corp.	20,000	35,400
†Triumph Group, Inc.	52,300	449,257
†V2X, Inc.	9,200	325,680
†Virgin Galactic Holdings, Inc.	187,300	882,183
		14,938,924
Air Freight & Logistics–0.41%
†Air Transport Services Group, Inc.	48,476	1,167,787
†Atlas Air Worldwide Holdings, Inc.	22,320	2,133,122
Forward Air Corp.	21,439	1,935,084
†Hub Group, Inc. Class A	26,744	1,844,801
†Radiant Logistics, Inc.	29,976	170,564
		7,251,358
Airlines–0.32%
†Allegiant Travel Co.	12,684	925,678
†Blade Air Mobility, Inc.	46,000	185,380
†Frontier Group Holdings, Inc.	29,900	290,030
†Hawaiian Holdings, Inc.	41,225	542,109
†Joby Aviation, Inc.	205,700	890,681
†SkyWest, Inc.	40,792	663,278
†Spirit Airlines, Inc.	86,694	1,631,581
†Sun Country Airlines Holdings, Inc.	26,900	366,109
†Wheels Up Experience, Inc.	132,300	152,145
		5,646,991
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Auto Components–1.30%
†Adient PLC	75,800	$ 2,103,450
†American Axle & Manufacturing Holdings, Inc.	92,184	629,617
Dana, Inc.	102,472	1,171,255
†Dorman Products, Inc.	20,973	1,722,303
†Fox Factory Holding Corp.	33,904	2,681,128
†Gentherm, Inc.	26,264	1,306,109
†Goodyear Tire & Rubber Co.	224,393	2,264,125
†Holley, Inc.	41,700	168,885
LCI Industries	19,804	2,009,314
†Luminar Technologies, Inc.	189,800	1,382,693
†Modine Manufacturing Co.	40,322	521,767
†Motorcar Parts of America, Inc.	15,900	241,998
Patrick Industries, Inc.	17,971	787,849
†Solid Power, Inc.	100,600	529,156
Standard Motor Products, Inc.	16,751	544,407
†Stoneridge, Inc.	22,131	375,120
†Tenneco, Inc. Class A	67,677	1,176,903
†Visteon Corp.	22,200	2,354,532
†XPEL, Inc.	17,600	1,134,144
		23,104,755
Automobiles–0.18%
†Canoo, Inc.	95,200	178,500
†Cenntro Electric Group Ltd.	154,500	159,135
†Faraday Future Intelligent Electric, Inc.	83,400	53,059
†Fisker, Inc.	133,400	1,007,170
†Lordstown Motors Corp. Class A	132,300	242,109
†Mullen Automotive, Inc.	12,600	4,130
Winnebago Industries, Inc.	24,473	1,302,209
†Workhorse Group, Inc.	118,400	339,808
		3,286,120
Banks–9.98%
1st Source Corp.	13,134	608,104
ACNB Corp.	6,700	201,268
Allegiance Bancshares, Inc.	15,800	657,754
Amalgamated Financial Corp.	11,600	261,580
Amerant Bancorp, Inc.	22,800	566,352
American National Bankshares, Inc.	8,300	265,185
Ameris Bancorp	52,812	2,361,225
Arrow Financial Corp.	11,423	329,202
Associated Banc-Corp.	119,000	2,389,520
Atlantic Union Bankshares Corp.	59,592	1,810,405
Banc of California, Inc.	41,738	666,556
BancFirst Corp.	15,586	1,394,479
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Bancorp, Inc.	45,647	$ 1,003,321
Bank First Corp.	5,200	397,696
Bank of Marin Bancorp	12,598	377,310
Bank of NT Butterfield & Son Ltd.	40,800	1,324,368
BankUnited, Inc.	61,800	2,111,706
Bankwell Financial Group, Inc.	4,800	139,728
Banner Corp.	27,119	1,602,191
Bar Harbor Bankshares	12,468	330,651
BayCom Corp.	10,900	191,622
BCB Bancorp, Inc.	11,300	190,179
Berkshire Hills Bancorp, Inc.	34,393	938,929
Blue Ridge Bankshares, Inc.	13,400	170,314
Brookline Bancorp, Inc.	62,019	722,521
Business First Bancshares, Inc.	17,000	366,010
Byline Bancorp, Inc.	19,900	402,975
Cadence Bank	146,804	3,730,290
Cambridge Bancorp	5,570	444,152
Camden National Corp.	11,655	496,503
Capital Bancorp, Inc.	6,900	159,390
Capital City Bank Group, Inc.	11,384	354,156
Capstar Financial Holdings, Inc.	16,287	301,798
†Carter Bankshares, Inc.	19,419	312,646
Cathay General Bancorp	57,403	2,207,719
Central Pacific Financial Corp.	21,930	453,732
Citizens & Northern Corp.	12,013	290,474
City Holding Co.	11,997	1,064,014
Civista Bancshares, Inc.	11,600	240,816
CNB Financial Corp.	13,595	320,434
†Coastal Financial Corp.	8,800	349,712
Colony Bankcorp, Inc.	13,900	181,117
Columbia Banking System, Inc.	62,593	1,808,312
Community Bank System, Inc.	42,619	2,560,550
Community Trust Bancorp, Inc.	12,730	516,201
ConnectOne Bancorp, Inc.	30,269	698,003
†CrossFirst Bankshares, Inc.	36,900	481,545
†Customers Bancorp, Inc.	25,380	748,202
CVB Financial Corp.	107,959	2,733,522
Dime Community Bancshares, Inc.	27,263	798,261
Eagle Bancorp, Inc.	25,946	1,162,900
Eastern Bankshares, Inc.	123,800	2,431,432
Enterprise Bancorp, Inc.	7,799	233,268
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Enterprise Financial Services Corp.	28,970	$ 1,275,839
Equity Bancshares, Inc. Class A	12,400	367,412
Esquire Financial Holdings, Inc.	5,900	221,545
Farmers & Merchants Bancorp, Inc.	9,700	260,639
Farmers National Banc Corp.	25,392	332,381
FB Financial Corp.	28,471	1,087,877
Financial Institutions, Inc.	12,067	290,453
First Bancorp	28,909	1,057,491
First BanCorp	147,035	2,011,439
First Bancorp, Inc.	7,680	211,584
First Bancshares, Inc.	15,900	474,933
First Bank	13,400	183,178
First Busey Corp.	42,235	928,325
First Business Financial Services, Inc.	6,800	219,708
First Commonwealth Financial Corp.	76,439	981,477
First Community Bankshares, Inc.	13,134	420,682
First Financial Bancorp	73,917	1,558,170
First Financial Bankshares, Inc.	104,184	4,358,017
First Financial Corp.	9,269	418,866
First Foundation, Inc.	41,805	758,343
First Guaranty Bancshares, Inc.	4,600	100,648
First Internet Bancorp	7,192	243,521
First Interstate BancSystem, Inc. Class A	72,743	2,935,180
First Merchants Corp.	45,468	1,758,702
First Mid Bancshares, Inc.	15,113	483,163
First of Long Island Corp.	17,854	307,803
†First Western Financial, Inc.	6,200	152,830
Five Star Bancorp	10,400	294,944
Flushing Financial Corp.	23,297	451,263
Fulton Financial Corp.	129,100	2,039,780
†FVCBankcorp, Inc.	10,200	195,534
German American Bancorp, Inc.	22,577	806,225
Glacier Bancorp, Inc.	89,182	4,381,512
Great Southern Bancorp, Inc.	7,770	443,434
Guaranty Bancshares, Inc.	6,628	229,263
Hancock Whitney Corp.	68,975	3,159,745
Hanmi Financial Corp.	24,642	583,523
HarborOne Bancorp, Inc.	36,958	495,976
HBT Financial, Inc.	8,100	147,015

LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Heartland Financial USA, Inc.	32,738	$ 1,419,520
Heritage Commerce Corp.	47,638	540,215
Heritage Financial Corp.	28,155	745,263
Hilltop Holdings, Inc.	38,975	968,529
Home BancShares, Inc.	152,228	3,426,652
HomeStreet, Inc.	14,529	418,580
HomeTrust Bancshares, Inc.	11,641	257,266
Hope Bancorp, Inc.	95,058	1,201,533
Horizon Bancorp, Inc.	32,782	588,765
Independent Bank Corp.	52,704	3,035,107
Independent Bank Group, Inc.	28,560	1,753,298
International Bancshares Corp.	43,164	1,834,470
John Marshall Bancorp, Inc.	9,700	238,232
Lakeland Bancorp, Inc.	50,778	812,956
Lakeland Financial Corp.	20,117	1,464,719
Live Oak Bancshares, Inc.	26,800	820,080
Macatawa Bank Corp.	22,645	209,693
Mercantile Bank Corp.	12,433	369,384
Metrocity Bankshares, Inc.	15,000	294,600
†Metropolitan Bank Holding Corp.	8,400	540,624
Mid Penn Bancorp, Inc.	11,500	330,395
Midland States Bancorp, Inc.	17,104	403,141
MidWestOne Financial Group, Inc.	11,342	309,523
MVB Financial Corp.	8,200	228,206
National Bank Holdings Corp. Class A	23,952	885,984
NBT Bancorp, Inc.	34,339	1,303,165
†Nicolet Bankshares, Inc.	10,000	704,400
Northeast Bank	5,300	194,351
Northwest Bancshares, Inc.	99,709	1,347,069
OceanFirst Financial Corp.	47,467	884,785
OFG Bancorp	36,988	929,508
Old National Bancorp	234,704	3,865,575
Old Second Bancorp, Inc.	34,346	448,215
Origin Bancorp, Inc.	18,300	704,001
Orrstown Financial Services, Inc.	8,400	200,928
Pacific Premier Bancorp, Inc.	74,782	2,315,251
Park National Corp.	11,776	1,465,876
Parke Bancorp, Inc.	7,900	165,584
Pathward Financial, Inc.	23,700	781,152
PCB Bancorp	9,100	164,437
PCSB Financial Corp.	9,800	175,714
Peapack-Gladstone Financial Corp.	13,991	470,797
Peoples Bancorp, Inc.	22,640	654,975
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Peoples Financial Services Corp.	5,877	$ 275,279
Preferred Bank	11,146	727,054
Premier Financial Corp.	28,875	742,087
Primis Financial Corp.	17,600	213,488
†Professional Holding Corp. Class A	10,200	264,588
QCR Holdings, Inc.	13,500	687,690
RBB Bancorp	11,832	245,869
Red River Bancshares, Inc.	3,400	168,062
Renasant Corp.	44,908	1,404,722
Republic Bancorp, Inc. Class A	7,125	272,888
†Republic First Bancorp, Inc.	37,687	106,654
S&T Bancorp, Inc.	31,924	935,692
Sandy Spring Bancorp, Inc.	34,317	1,210,017
Seacoast Banking Corp. of Florida	47,944	1,449,347
ServisFirst Bancshares, Inc.	40,200	3,216,000
Shore Bancshares, Inc.	15,100	261,532
Sierra Bancorp	10,866	214,604
†Silvergate Capital Corp. Class A	25,000	1,883,750
Simmons First National Corp. Class A	99,770	2,173,988
SmartFinancial, Inc.	12,400	306,404
South Plains Financial, Inc.	7,977	219,846
†Southern First Bancshares, Inc.	6,415	267,249
Southside Bancshares, Inc.	24,967	882,833
SouthState Corp.	60,105	4,755,508
†Stellar Bancorp, Inc.	14,800	432,900
Stock Yards Bancorp, Inc.	22,632	1,539,202
Summit Financial Group, Inc.	8,858	238,635
†Texas Capital Bancshares, Inc.	40,600	2,396,618
†Third Coast Bancshares, Inc.	10,100	172,811
Tompkins Financial Corp.	11,459	832,153
Towne Bank	53,337	1,431,032
TriCo Bancshares	24,813	1,107,900
†Triumph Bancorp, Inc.	18,300	994,605
Trustmark Corp.	48,879	1,497,164
UMB Financial Corp.	35,182	2,965,491
United Bankshares, Inc.	104,078	3,720,788
United Community Banks, Inc.	84,896	2,810,058
Unity Bancorp, Inc.	6,000	150,660
Univest Financial Corp.	23,720	556,946
†USCB Financial Holdings, Inc.	7,300	95,703
Valley National Bancorp	344,676	3,722,501

LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Veritex Holdings, Inc.	43,082	$ 1,145,550
Washington Federal, Inc.	51,400	1,540,972
Washington Trust Bancorp, Inc.	14,075	654,206
WesBanco, Inc.	46,595	1,554,875
West BanCorp, Inc.	13,696	285,014
Westamerica BanCorp	21,381	1,118,012
		177,210,185
Beverages–0.56%
†Celsius Holdings, Inc.	44,400	4,026,192
Coca-Cola Consolidated, Inc.	3,813	1,569,927
†Duckhorn Portfolio, Inc.	30,000	432,900
MGP Ingredients, Inc.	11,500	1,220,840
National Beverage Corp.	19,334	745,132
Primo Water Corp.	124,900	1,567,495
†Vintage Wine Estates, Inc.	24,500	67,865
†Vita Coco Co., Inc.	22,800	259,692
		9,890,043
Biotechnology–8.23%
†2seventy bio, Inc.	30,100	437,955
†4D Molecular Therapeutics, Inc.	25,100	201,804
†Aadi Bioscience, Inc.	11,800	166,734
†ACADIA Pharmaceuticals, Inc.	95,900	1,568,924
†Adicet Bio, Inc.	22,800	324,216
†ADMA Biologics, Inc.	157,000	381,510
†Aerovate Therapeutics, Inc.	7,000	116,060
†Affimed NV	116,600	240,196
†Agenus, Inc.	223,300	457,765
†Agios Pharmaceuticals, Inc.	44,600	1,261,288
†Akero Therapeutics, Inc.	23,500	800,175
†Albireo Pharma, Inc.	13,800	267,168
†Alector, Inc.	51,089	483,302
†Alkermes PLC	130,400	2,911,832
†Allogene Therapeutics, Inc.	65,200	704,160
†Allovir, Inc.	25,800	203,562
†Alpine Immune Sciences, Inc.	13,400	96,480
†ALX Oncology Holdings, Inc.	16,900	161,733
†Amicus Therapeutics, Inc.	219,900	2,295,756
†AnaptysBio, Inc.	16,600	423,466
†Anavex Life Sciences Corp.	55,500	572,760
†Anika Therapeutics, Inc.	12,195	290,241
†Apellis Pharmaceuticals, Inc.	72,904	4,979,343
†Arbutus Biopharma Corp.	92,100	175,911
†Arcellx, Inc.	22,400	420,448
†Arcturus Therapeutics Holdings, Inc.	18,600	275,652
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Arcus Biosciences, Inc.	42,100	$ 1,101,336
†Arcutis Biotherapeutics, Inc.	29,200	558,012
†Arrowhead Pharmaceuticals, Inc.	82,432	2,724,378
†Atara Biotherapeutics, Inc.	73,100	276,318
†Aura Biosciences, Inc.	15,400	279,048
†Aurinia Pharmaceuticals, Inc.	109,900	826,448
†Avid Bioservices, Inc.	50,000	956,000
†Avidity Biosciences, Inc.	39,800	649,934
†Beam Therapeutics, Inc.	50,800	2,420,112
†BioCryst Pharmaceuticals, Inc.	147,503	1,858,538
†Biohaven Pharmaceutical Holding Co. Ltd.	50,100	7,573,617
†Bioxcel Therapeutics, Inc.	15,930	188,293
†Bluebird Bio, Inc.	60,700	384,231
†Blueprint Medicines Corp.	47,748	3,146,116
†Bridgebio Pharma, Inc.	85,485	849,721
†C4 Therapeutics, Inc.	35,100	307,827
†CareDx, Inc.	41,700	709,734
†Caribou Biosciences, Inc.	45,200	476,860
†Catalyst Pharmaceuticals, Inc.	78,200	1,003,306
†Celldex Therapeutics, Inc.	37,500	1,054,125
†Celularity, Inc.	12,900	29,799
†Century Therapeutics, Inc.	17,000	168,130
†Cerevel Therapeutics Holdings, Inc.	44,500	1,257,570
†ChemoCentryx, Inc.	50,345	2,600,823
†Chimerix, Inc.	65,100	125,643
†Chinook Therapeutics, Inc.	36,460	716,804
†Cogent Biosciences, Inc.	49,600	740,032
†Coherus Biosciences, Inc.	61,105	587,219
†Crinetics Pharmaceuticals, Inc.	42,968	843,892
†CTI BioPharma Corp.	74,900	435,918
†Cullinan Oncology, Inc.	24,900	319,218
†Cytokinetics, Inc.	65,666	3,181,518
†Day One Biopharmaceuticals, Inc.	19,600	392,588
†Deciphera Pharmaceuticals, Inc.	36,487	675,009
†Denali Therapeutics, Inc.	78,600	2,412,234
†Design Therapeutics, Inc.	28,100	469,832
†Dynavax Technologies Corp.	97,115	1,013,881
†Dyne Therapeutics, Inc.	26,100	331,470
†Eagle Pharmaceuticals, Inc.	8,300	219,286
†Editas Medicine, Inc.	56,538	692,025
†Eiger BioPharmaceuticals, Inc.	32,700	246,231
†Emergent BioSolutions, Inc.	41,248	865,795

LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Enanta Pharmaceuticals, Inc.	16,000	$ 829,920
†Enochian Biosciences, Inc.	16,500	29,865
†EQRx, Inc.	155,600	770,220
†Erasca, Inc.	52,300	407,940
†Fate Therapeutics, Inc.	66,154	1,482,511
†FibroGen, Inc.	71,500	930,215
†Foghorn Therapeutics, Inc.	15,900	136,422
†Forma Therapeutics Holdings, Inc.	28,400	566,580
†Gelesis Holdings, Inc.	9,100	9,828
†Generation Bio Co.	39,000	207,090
†Geron Corp.	291,594	682,330
†Global Blood Therapeutics, Inc.	49,800	3,391,380
†Gossamer Bio, Inc.	51,200	613,376
†GreenLight Biosciences Holdings PBC	11,700	27,144
†Halozyme Therapeutics, Inc.	108,843	4,303,652
†Heron Therapeutics, Inc.	81,692	344,740
†HilleVax, Inc.	10,300	176,027
†Humacyte, Inc.	14,300	46,618
†Icosavax, Inc.	17,200	54,352
†Ideaya Biosciences, Inc.	29,700	443,124
†IGM Biosciences, Inc.	8,400	191,016
†Imago Biosciences, Inc.	21,900	329,595
†ImmunityBio, Inc.	65,500	325,535
†ImmunoGen, Inc.	175,493	838,857
†Immunovant, Inc.	33,200	185,256
†Inhibrx, Inc.	23,700	425,415
†Inovio Pharmaceuticals, Inc.	182,300	314,467
†Insmed, Inc.	95,000	2,046,300
†Instil Bio, Inc.	57,700	279,268
†Intellia Therapeutics, Inc.	60,300	3,374,388
†Intercept Pharmaceuticals, Inc.	19,500	272,025
†Invivyd, Inc.	40,100	125,513
†Iovance Biotherapeutics, Inc.	123,800	1,186,004
†Ironwood Pharmaceuticals, Inc.	112,072	1,161,066
†iTeos Therapeutics, Inc.	19,100	363,855
†IVERIC bio, Inc.	95,700	1,716,858
†Janux Therapeutics, Inc.	13,600	184,144
†Jounce Therapeutics, Inc.	35,100	82,134
†KalVista Pharmaceuticals, Inc.	19,500	282,945
†Karuna Therapeutics, Inc.	23,600	5,308,348
†Karyopharm Therapeutics, Inc.	60,862	332,307
†Keros Therapeutics, Inc.	13,900	522,918
†Kezar Life Sciences, Inc.	38,500	331,485
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Kiniksa Pharmaceuticals Ltd. Class A	25,700	$ 329,988
†Kinnate Biopharma, Inc.	24,400	291,580
†Kodiak Sciences, Inc.	26,515	205,226
†Kronos Bio, Inc.	33,300	111,555
†Krystal Biotech, Inc.	17,200	1,198,840
†Kura Oncology, Inc.	51,799	707,574
†Kymera Therapeutics, Inc.	30,800	670,516
†Lexicon Pharmaceuticals, Inc.	61,416	147,398
†Ligand Pharmaceuticals, Inc.	12,365	1,064,750
†Lyell Immunopharma, Inc.	141,300	1,035,729
†MacroGenics, Inc.	50,800	175,768
†Madrigal Pharmaceuticals, Inc.	10,635	691,169
†MannKind Corp.	202,800	626,652
†MeiraGTx Holdings plc	25,292	212,706
†Mersana Therapeutics, Inc.	73,700	498,212
†MiMedx Group, Inc.	94,000	269,780
†Mirum Pharmaceuticals, Inc.	13,200	277,332
†Monte Rosa Therapeutics, Inc.	22,800	186,276
†Morphic Holding, Inc.	21,300	602,790
†Myriad Genetics, Inc.	63,000	1,202,040
†Nkarta, Inc.	26,700	351,372
†Nurix Therapeutics, Inc.	36,100	470,383
†Nuvalent, Inc. Class A	13,400	260,496
†Ocugen, Inc.	173,100	308,118
†Organogenesis Holdings, Inc.	56,000	181,440
†Outlook Therapeutics, Inc.	101,600	123,952
†Pardes Biosciences, Inc.	23,300	43,105
†PepGen, Inc.	6,300	57,204
†PMV Pharmaceuticals, Inc.	30,600	364,140
†Point Biopharma Global, Inc.	60,000	463,800
†Praxis Precision Medicines, Inc.	31,800	72,186
†Precigen, Inc.	84,900	179,988
†Prometheus Biosciences, Inc.	23,900	1,410,339
†Protagonist Therapeutics, Inc.	38,300	322,869
†Prothena Corp. PLC	29,000	1,758,270
†PTC Therapeutics, Inc.	56,124	2,817,425
†Rallybio Corp.	12,185	176,317
†RAPT Therapeutics, Inc.	21,000	505,260
†Recursion Pharmaceuticals, Inc. Class A	110,600	1,176,784
†REGENXBIO, Inc.	32,900	869,547
†Relay Therapeutics, Inc.	62,800	1,404,836
†Replimune Group, Inc.	24,376	420,974

LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†REVOLUTION Medicines, Inc.	51,700	$ 1,019,524
†Rigel Pharmaceuticals, Inc.	147,363	173,888
†Rocket Pharmaceuticals, Inc.	36,400	580,944
†Sage Therapeutics, Inc.	41,300	1,617,308
†Sana Biotechnology, Inc.	72,400	434,400
†Sangamo Therapeutics, Inc.	100,589	492,886
†Seres Therapeutics, Inc.	59,300	380,706
†Sorrento Therapeutics, Inc.	310,600	487,642
†SpringWorks Therapeutics, Inc.	28,400	810,252
†Stoke Therapeutics, Inc.	18,500	237,540
†Sutro Biopharma, Inc.	36,700	203,685
†Syndax Pharmaceuticals, Inc.	42,306	1,016,613
†Talaris Therapeutics, Inc.	18,700	49,181
†Tango Therapeutics, Inc.	38,200	138,284
†Tenaya Therapeutics, Inc.	23,700	68,730
†TG Therapeutics, Inc.	108,600	642,912
†Travere Therapeutics, Inc.	49,900	1,229,536
†Twist Bioscience Corp.	44,700	1,575,228
†Tyra Biosciences, Inc.	10,600	93,174
†Vanda Pharmaceuticals, Inc.	46,481	459,232
†Vaxart, Inc.	99,900	217,782
†Vaxcyte, Inc.	43,200	1,036,800
†VBI Vaccines, Inc.	148,700	104,952
†Vera Therapeutics, Inc.	11,600	247,196
†Veracyte, Inc.	58,800	976,080
†Vericel Corp.	38,600	895,520
†Verve Therapeutics, Inc.	35,800	1,229,730
†Vir Biotechnology, Inc.	59,600	1,149,088
†Viridian Therapeutics, Inc.	21,600	443,016
†VistaGen Therapeutics, Inc.	168,300	25,598
†Xencor, Inc.	47,100	1,223,658
†Y-mAbs Therapeutics, Inc.	29,800	429,716
†Zentalis Pharmaceuticals, Inc.	31,400	680,124
		146,135,956
Building Products–1.24%
AAON, Inc.	34,917	1,881,328
†American Woodmark Corp.	13,475	591,013
Apogee Enterprises, Inc.	18,147	693,578
Caesarstone Ltd.	18,900	175,959
CSW Industrials, Inc.	11,500	1,377,700
†Gibraltar Industries, Inc.	24,791	1,014,696
Griffon Corp.	37,731	1,113,819
Insteel Industries, Inc.	15,139	401,638
†Janus International Group, Inc.	66,500	593,180
†JELD-WEN Holding, Inc.	70,600	617,750
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
†Masonite International Corp.	17,688	$ 1,260,977
†PGT Innovations, Inc.	45,895	961,959
Quanex Building Products Corp.	26,952	489,448
†Resideo Technologies, Inc.	115,400	2,199,524
Simpson Manufacturing Co., Inc.	35,089	2,750,978
UFP Industries, Inc.	47,610	3,435,538
†View, Inc.	94,900	127,166
Zurn Elkay Water Solutions Corp.	99,264	2,431,968
		22,118,219
Capital Markets–1.49%
Artisan Partners Asset Management, Inc. Class A	47,700	1,284,561
†AssetMark Financial Holdings, Inc.	17,300	316,417
Associated Capital Group, Inc. Class A	1,451	53,339
B Riley Financial, Inc.	16,523	735,604
†Bakkt Holdings, Inc.	48,700	111,036
BGC Partners, Inc. Class A	261,400	820,796
†Blucora, Inc.	38,468	743,971
Brightsphere Investment Group, Inc.	26,217	390,895
Cohen & Steers, Inc.	20,869	1,307,026
Cowen, Inc. Class A	21,408	827,205
Diamond Hill Investment Group, Inc.	2,432	401,280
†Donnelley Financial Solutions, Inc.	20,100	743,097
Federated Hermes, Inc.	67,700	2,242,224
†Focus Financial Partners, Inc. Class A	46,100	1,452,611
GAMCO Investors, Inc. Class A	3,495	59,590
GCM Grosvenor, Inc. Class A	34,000	268,260
Hamilton Lane, Inc. Class A	28,100	1,675,041
Houlihan Lokey, Inc.	39,764	2,997,410
Manning & Napier, Inc.	12,300	150,921
†MarketWise, Inc.	15,200	34,656
Moelis & Co. Class A	51,400	1,737,834
†Open Lending Corp. Class A	86,300	693,852
Oppenheimer Holdings, Inc. Class A	7,002	216,922
Perella Weinberg Partners Class A	29,200	184,836
Piper Sandler Cos.,	13,768	1,442,060
PJT Partners, Inc. Class A	18,500	1,236,170
Pzena Investment Management, Inc. Class A	14,259	135,175

LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Sculptor Capital Management, Inc.	20,600	$ 182,104
Silvercrest Asset Management Group, Inc. Class A	8,500	138,975
StepStone Group, Inc. Class A	43,200	1,058,832
†StoneX Group, Inc.	14,124	1,171,445
Value Line, Inc.	600	26,340
Victory Capital Holdings, Inc. Class A	13,200	307,692
Virtus Investment Partners, Inc.	5,432	866,513
WisdomTree Investments, Inc.	110,708	518,113
		26,532,803
Chemicals–2.03%
AdvanSix, Inc.	22,200	712,620
American Vanguard Corp.	23,695	443,097
†Amyris, Inc.	165,300	482,676
†Aspen Aerogels, Inc.	22,600	208,372
Avient Corp.	72,871	2,207,991
Balchem Corp.	25,509	3,101,384
Cabot Corp.	44,500	2,843,105
Chase Corp.	6,139	513,036
†Danimer Scientific, Inc.	75,900	223,905
†Diversey Holdings Ltd.	62,400	303,264
†Ecovyst, Inc.	51,900	438,036
FutureFuel Corp.	22,108	133,532
Hawkins, Inc.	15,736	613,547
HB Fuller Co.	42,409	2,548,781
†Ingevity Corp.	30,953	1,876,681
Innospec, Inc.	19,704	1,688,042
†Intrepid Potash, Inc.	9,300	368,001
Koppers Holdings, Inc.	16,560	344,117
Kronos Worldwide, Inc.	17,689	165,215
†Livent Corp.	129,800	3,978,370
†LSB Industries, Inc.	26,500	377,625
Mativ Holdings, Inc.	44,479	982,096
Minerals Technologies, Inc.	25,964	1,282,881
†Origin Materials, Inc.	86,000	443,760
Orion Engineered Carbons SA	49,395	659,423
†Perimeter Solutions SA	99,800	799,398
†PureCycle Technologies, Inc.	82,800	668,196
Quaker Chemical Corp.	10,813	1,561,181
†Rayonier Advanced Materials, Inc.	52,000	163,800
Sensient Technologies Corp.	33,495	2,322,543
Stepan Co.	16,970	1,589,580
Tredegar Corp.	22,530	212,683
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Trinseo PLC	29,700	$ 544,104
Tronox Holdings PLC Class A	96,100	1,177,225
Valhi, Inc.	2,100	52,836
		36,031,103
Commercial Services & Supplies–1.35%
ABM Industries, Inc.	53,423	2,042,361
ACCO Brands Corp.	76,824	376,438
†ACV Auctions, Inc. Class A	93,100	669,389
Aris Water Solution, Inc. Class A	18,000	229,680
Brady Corp. Class A	37,237	1,553,900
†BrightView Holdings, Inc.	35,900	285,046
Brink's Co.	36,960	1,790,343
†Casella Waste Systems, Inc. Class A	39,934	3,050,558
†Cimpress PLC	14,234	348,448
CompX International, Inc.	1,538	24,977
†CoreCivic, Inc.	90,800	802,672
Deluxe Corp.	35,340	588,411
Ennis, Inc.	21,062	423,978
†GEO Group, Inc.	96,326	741,710
†Harsco Corp.	62,900	235,246
Healthcare Services Group, Inc.	60,581	732,424
†Heritage-Crystal Clean, Inc.	12,654	374,179
HNI Corp.	32,075	850,308
Interface, Inc.	47,721	429,012
†KAR Auction Services, Inc.	91,400	1,020,938
Kimball International, Inc. Class B	30,902	194,374
†Li-Cycle Holdings Corp.	107,900	574,028
Matthews International Corp. Class A	24,910	558,233
MillerKnoll, Inc.	60,405	942,318
†Montrose Environmental Group, Inc.	21,500	723,475
NL Industries, Inc.	7,236	55,934
Pitney Bowes, Inc.	140,700	327,831
†Quad/Graphics, Inc.	25,900	66,304
†SP Plus Corp.	18,897	591,854
Steelcase, Inc. Class A	70,298	458,343
UniFirst Corp.	11,967	2,013,209
†Viad Corp.	16,513	521,481
VSE Corp.	8,966	317,396
		23,914,798
Communications Equipment–0.91%
ADTRAN Holdings, Inc.	54,848	1,073,924
†Aviat Networks, Inc.	8,800	240,944
†Calix, Inc.	45,231	2,765,423
†Cambium Networks Corp.	9,000	152,280
†Casa Systems, Inc.	25,968	81,280

LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Clearfield, Inc.	9,400	$ 983,616
†CommScope Holding Co., Inc.	163,500	1,505,835
Comtech Telecommunications Corp.	21,675	216,967
†Digi International, Inc.	27,843	962,533
†DZS, Inc.	14,500	163,850
†Extreme Networks, Inc.	100,545	1,314,123
†Harmonic, Inc.	75,088	981,400
†Infinera Corp.	154,823	749,343
†Inseego Corp.	71,300	147,591
†NETGEAR, Inc.	22,934	459,597
†NetScout Systems, Inc.	54,556	1,708,694
†Ondas Holdings, Inc.	28,300	104,710
†Ribbon Communications, Inc.	59,202	131,429
†Viavi Solutions, Inc.	181,600	2,369,880
		16,113,419
Construction & Engineering–1.44%
†Ameresco, Inc. Class A	25,221	1,676,692
†API Group Corp.	165,200	2,192,204
Arcosa, Inc.	38,600	2,207,148
Argan, Inc.	11,324	364,293
Comfort Systems USA, Inc.	28,336	2,757,943
†Concrete Pumping Holdings, Inc.	22,000	141,900
†Construction Partners, Inc. Class A	32,500	852,475
†Dycom Industries, Inc.	23,029	2,199,960
EMCOR Group, Inc.	38,996	4,503,258
†Fluor Corp.	113,700	2,829,993
Granite Construction, Inc.	34,479	875,422
†Great Lakes Dredge & Dock Corp.	53,234	403,514
†IES Holdings, Inc.	7,200	198,864
†Infrastructure & Energy Alternatives, Inc.	24,000	324,960
†MYR Group, Inc.	13,094	1,109,455
†Northwest Pipe Co.	8,348	234,579
†NV5 Global, Inc.	11,100	1,374,402
Primoris Services Corp.	43,338	704,242
†Sterling Infrastructure, Inc.	24,000	515,280
†Tutor Perini Corp.	35,006	193,233
		25,659,817
Construction Materials–0.14%
†Summit Materials, Inc. Class A	94,716	2,269,395
U.S. Lime & Minerals, Inc.	1,587	162,192
		2,431,587
Consumer Finance–0.69%
†Atlanticus Holdings Corp.	3,315	86,952
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Bread Financial Holdings, Inc.	39,700	$ 1,248,565
†Consumer Portfolio Services, Inc.	11,500	83,605
Curo Group Holdings Corp.	18,000	72,180
†Encore Capital Group, Inc.	19,663	894,273
†Enova International, Inc.	26,023	761,693
†EZCORP, Inc. Class A	41,619	320,883
FirstCash Holdings, Inc.	30,724	2,253,605
†Green Dot Corp. Class A	39,802	755,442
†LendingClub Corp.	82,960	916,708
†LendingTree, Inc.	8,500	202,810
†Moneylion, Inc.	119,600	106,755
Navient Corp.	87,500	1,285,375
Nelnet, Inc. Class A	11,538	913,694
†NerdWallet, Inc. Class A	20,600	182,722
†Oportun Financial Corp.	21,900	95,703
†OppFi, Inc.	9,400	21,620
†PRA Group, Inc.	30,123	989,842
†PROG Holdings, Inc.	38,705	579,801
Regional Management Corp.	6,143	172,250
†Sunlight Financial Holdings, Inc.	19,400	24,056
†World Acceptance Corp.	3,301	319,603
		12,288,137
Containers & Packaging–0.28%
†Cryptyde, Inc.	5,940	4,115
Greif, Inc. Class A	25,517	1,525,358
Myers Industries, Inc.	29,597	487,462
†O-I Glass, Inc.	123,400	1,598,030
Pactiv Evergreen, Inc.	36,500	318,645
†Ranpak Holdings Corp.	33,900	115,938
TriMas Corp.	34,625	868,049
		4,917,597
Distributors–0.03%
†Funko, Inc. Class A	25,900	523,698
Weyco Group, Inc.	5,000	101,700
		625,398
Diversified Consumer Services–0.98%
†2U, Inc.	60,800	380,000
†Adtalem Global Education, Inc.	36,817	1,341,980
†American Public Education, Inc.	15,560	142,218
†Beachbody Co., Inc.	90,000	90,900
Carriage Services, Inc.	10,935	351,670
†Chegg, Inc.	98,900	2,083,823
†Coursera, Inc.	92,600	998,228
†Duolingo, Inc.	18,700	1,780,801

LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
European Wax Center, Inc. Class A	17,500	$ 322,875
†Frontdoor, Inc.	65,600	1,337,584
Graham Holdings Co. Class B	3,000	1,613,940
Laureate Education, Inc. Class A	84,400	890,420
†Nerdy, Inc.	44,700	94,317
†OneSpaWorld Holdings Ltd.	53,200	446,880
†Perdoceo Education Corp.	55,668	573,380
†PowerSchool Holdings, Inc. Class A	37,900	632,551
†Rover Group, Inc.	77,700	259,518
†StoneMor, Inc.	19,700	67,571
Strategic Education, Inc.	18,035	1,107,529
†Stride, Inc.	33,300	1,399,599
†Udemy, Inc.	58,800	710,892
†Universal Technical Institute, Inc.	25,600	139,264
†Vivint Smart Home, Inc.	76,300	502,054
†WW International, Inc.	44,700	175,671
		17,443,665
Diversified Financial Services–0.27%
Alerus Financial Corp.	12,900	285,090
A-Mark Precious Metals, Inc.	14,600	414,494
Banco Latinoamericano de Comercio Exterior SA	21,958	286,771
†Cannae Holdings, Inc.	56,000	1,156,960
Compass Diversified Holdings	49,600	895,776
Jackson Financial, Inc. Class A	60,000	1,665,000
†SWK Holdings Corp.	2,400	40,800
		4,744,891
Diversified Telecommunication Services–0.62%
†Anterix, Inc.	9,800	350,056
ATN International, Inc.	8,792	339,107
†Bandwidth, Inc. Class A	19,600	233,240
†Charge Enterprises, Inc.	91,000	160,160
Cogent Communications Holdings, Inc.	34,204	1,784,081
†Consolidated Communications Holdings, Inc.	62,155	258,565
†EchoStar Corp. Class A	28,600	471,042
†Globalstar, Inc.	558,100	887,379
†IDT Corp. Class B	11,600	288,028
†Iridium Communications, Inc.	102,150	4,532,396
†Liberty Latin America Ltd. Class A	155,671	958,601
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
†Ooma, Inc.	19,294	$ 237,316
†Radius Global Infrastructure, Inc. Class A	61,000	574,620
†Starry Group Holdings, Inc. Class A	20,400	30,396
		11,104,987
Electric Utilities–0.71%
ALLETE, Inc.	45,773	2,290,939
MGE Energy, Inc.	29,015	1,904,255
Otter Tail Corp.	32,781	2,016,687
PNM Resources, Inc.	68,336	3,125,005
Portland General Electric Co.	72,500	3,150,850
Via Renewables, Inc.	10,700	73,937
		12,561,673
Electrical Equipment–1.37%
Allied Motion Technologies, Inc.	10,400	297,648
†Array Technologies, Inc.	120,200	1,992,916
†Atkore, Inc.	32,700	2,544,387
AZZ, Inc.	20,027	731,186
†Babcock & Wilcox Enterprises, Inc.	47,700	304,326
†Blink Charging Co.	30,000	531,600
†Bloom Energy Corp. Class A	140,100	2,800,599
Encore Wire Corp.	14,726	1,701,442
†Energy Vault Holdings, Inc.	20,800	109,824
EnerSys	32,922	1,915,073
†Enovix Corp.	86,500	1,585,977
†ESS Tech, Inc.	68,700	280,983
†Fluence Energy, Inc.	30,000	437,700
†FTC Solar, Inc.	35,300	104,488
†FuelCell Energy, Inc.	302,500	1,031,525
GrafTech International Ltd.	161,100	694,341
†Heliogen, Inc.	16,500	30,690
†NuScale Power Corp.	14,700	171,696
Powell Industries, Inc.	7,908	166,701
Preformed Line Products Co.	1,886	134,189
†Shoals Technologies Group, Inc. Class A	89,100	1,920,105
†Stem, Inc.	118,000	1,574,120
†SunPower Corp.	67,000	1,543,680
†Thermon Group Holdings, Inc.	26,660	410,830
†TPI Composites, Inc.	30,700	346,296
†Vicor Corp.	17,971	1,062,805
		24,425,127
Electronic Equipment, Instruments & Components–2.26%
†908 Devices, Inc.	18,100	297,745

LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Advanced Energy Industries, Inc.	29,979	$ 2,320,674
†Aeva Technologies, Inc.	77,400	144,738
†AEye, Inc.	22,200	24,642
†Akoustis Technologies, Inc.	40,600	120,582
†Arlo Technologies, Inc.	68,915	319,766
Badger Meter, Inc.	23,322	2,154,720
Belden, Inc.	34,942	2,097,219
Benchmark Electronics, Inc.	28,466	705,387
†Cepton, Inc.	3,200	6,272
CTS Corp.	25,911	1,079,193
†ePlus, Inc.	21,716	902,083
†Evolv Technologies Holdings, Inc.	70,700	149,884
†Fabrinet	29,556	2,821,120
†FARO Technologies, Inc.	14,799	406,085
†Focus Universal, Inc.	14,900	139,762
†Identiv, Inc.	17,700	221,958
†Insight Enterprises, Inc.	25,003	2,060,497
†Itron, Inc.	35,800	1,507,538
†Kimball Electronics, Inc.	19,275	330,566
†Knowles Corp.	73,506	894,568
†Lightwave Logic, Inc.	91,500	671,610
Methode Electronics, Inc.	29,666	1,102,092
†MicroVision, Inc.	134,900	486,989
†Mirion Technologies, Inc.	111,600	833,652
†Napco Security Technologies, Inc.	23,900	695,012
†nLight, Inc.	35,400	334,530
†Novanta, Inc.	28,463	3,291,746
†OSI Systems, Inc.	13,268	956,092
†Ouster, Inc.	111,600	107,515
†PAR Technology Corp.	22,100	652,613
PC Connection, Inc.	9,124	411,401
†Plexus Corp.	21,863	1,914,324
†Rogers Corp.	15,052	3,640,778
†Sanmina Corp.	45,195	2,082,586
†ScanSource, Inc.	20,837	550,305
†SmartRent, Inc.	98,900	224,503
†TTM Technologies, Inc.	82,950	1,093,281
†Velodyne Lidar, Inc.	159,100	150,684
Vishay Intertechnology, Inc.	105,221	1,871,882
†Vishay Precision Group, Inc.	9,972	295,071
		40,071,665
Energy Equipment & Services–1.58%
Archrock, Inc.	110,602	710,065
†Borr Drilling Ltd.	113,800	377,816
†Bristow Group, Inc.	19,173	450,374
Cactus, Inc. Class A	46,800	1,798,524
ChampionX Corp.	163,400	3,197,738
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Diamond Offshore Drilling, Inc.	81,900	$ 542,997
†DMC Global, Inc.	14,988	239,508
†Dril-Quip, Inc.	27,800	542,656
†Expro Group Holdings NV	64,266	818,749
†Helix Energy Solutions Group, Inc.	114,456	441,800
Helmerich & Payne, Inc.	82,200	3,038,934
†Liberty Energy, Inc. Class A	113,800	1,442,984
†Nabors Industries Ltd.	7,414	752,150
†National Energy Services Reunited Corp.	32,300	191,862
†Newpark Resources, Inc.	66,941	168,691
†NexTier Oilfield Solutions, Inc.	143,963	1,065,326
†Noble Corp. PLC	58,500	1,730,430
†Oceaneering International, Inc.	81,600	649,536
†Oil States International, Inc.	51,100	198,779
Patterson-UTI Energy, Inc.	170,900	1,996,112
†ProFrac Holding Corp. Class A	9,600	146,016
†ProPetro Holding Corp.	71,100	572,355
RPC, Inc.	58,700	406,791
†Select Energy Services, Inc. Class A	57,600	401,472
Solaris Oilfield Infrastructure, Inc. Class A	26,600	248,976
†TETRA Technologies, Inc.	100,300	360,077
†Tidewater, Inc.	31,011	672,939
†U.S. Silica Holdings, Inc.	60,283	660,099
†Valaris Ltd.	48,500	2,373,590
†Weatherford International PLC	56,400	1,821,156
		28,018,502
Entertainment–0.31%
†Cinemark Holdings, Inc.	89,600	1,085,056
†IMAX Corp.	40,000	564,800
†Liberty Media Corp.-Liberty Braves Class A	38,700	1,069,385
†Lions Gate Entertainment Corp. Class A	142,400	1,012,288
†Madison Square Garden Entertainment Corp.	21,072	929,065
Marcus Corp.	19,434	269,938
†Playstudios, Inc.	66,500	232,085
†Reservoir Media, Inc.	16,300	79,544
†Skillz, Inc.	246,400	251,328
		5,493,489
Equity Real Estate Investment Trusts–5.61%
Acadia Realty Trust	76,415	964,357

LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Agree Realty Corp.	62,966	$ 4,255,242
†Alexander & Baldwin, Inc.	59,308	983,327
Alexander's, Inc.	1,676	350,217
American Assets Trust, Inc.	40,473	1,040,965
†Apartment Investment & Management Co. Class A	122,400	893,520
Apple Hospitality REIT, Inc.	171,800	2,415,508
Armada Hoffler Properties, Inc.	54,700	567,786
†Ashford Hospitality Trust, Inc.	29,440	200,486
Bluerock Residential Growth REIT, Inc. Class A	23,300	623,275
Braemar Hotels & Resorts, Inc.	52,900	227,470
Brandywine Realty Trust	139,200	939,600
Broadstone Net Lease, Inc.	135,100	2,098,103
BRT Apartments Corp.	9,600	194,976
CareTrust REIT, Inc.	79,271	1,435,598
CBL & Associates Properties, Inc.	21,600	553,176
Centerspace	12,546	844,597
†Chatham Lodging Trust	38,731	382,275
City Office REIT, Inc.	34,500	343,965
Clipper Realty, Inc.	8,700	60,639
Community Healthcare Trust, Inc.	19,310	632,402
Corporate Office Properties Trust	89,800	2,086,054
CTO Realty Growth, Inc.	14,742	276,265
†DiamondRock Hospitality Co.	166,074	1,247,216
Diversified Healthcare Trust	200,000	198,020
Easterly Government Properties, Inc.	74,800	1,179,596
Empire State Realty Trust, Inc. Class A	112,900	740,624
†Equity Commonwealth	85,900	2,092,524
Essential Properties Realty Trust, Inc.	104,135	2,025,426
Farmland Partners, Inc.	37,100	470,057
Four Corners Property Trust, Inc.	63,600	1,538,484
Franklin Street Properties Corp.	78,927	207,578
Getty Realty Corp.	34,464	926,737
Gladstone Commercial Corp.	31,105	482,127
Gladstone Land Corp.	26,800	485,080
Global Medical REIT, Inc.	49,600	422,592
Global Net Lease, Inc.	85,454	910,085
†Hersha Hospitality Trust	24,941	199,029
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Independence Realty Trust, Inc.	177,456	$ 2,968,839
Indus Realty Trust, Inc.	4,286	224,458
Industrial Logistics Properties Trust	52,689	289,789
Innovative Industrial Properties, Inc.	22,100	1,955,850
InvenTrust Properties Corp.	55,600	1,185,948
iStar, Inc.	54,070	500,688
Kite Realty Group Trust	174,469	3,004,356
LTC Properties, Inc.	31,973	1,197,389
LXP Industrial Trust	220,586	2,020,568
Macerich Co.	171,100	1,358,534
National Health Investors, Inc.	34,334	1,940,901
Necessity Retail REIT, Inc.	109,100	641,508
NETSTREIT Corp.	39,300	699,933
NexPoint Residential Trust, Inc.	18,500	854,885
Office Properties Income Trust	39,140	549,917
One Liberty Properties, Inc.	13,707	288,121
Orion Office REIT, Inc.	46,200	404,250
Outfront Media, Inc.	116,600	1,771,154
Paramount Group, Inc.	152,900	952,567
Pebblebrook Hotel Trust	103,260	1,498,303
Phillips Edison & Co., Inc.	91,400	2,563,770
Physicians Realty Trust	179,800	2,704,192
Piedmont Office Realty Trust, Inc. Class A	100,800	1,064,448
Plymouth Industrial REIT, Inc.	30,600	514,386
Postal Realty Trust, Inc. Class A	14,500	212,715
PotlatchDeltic Corp.	63,591	2,609,775
Retail Opportunity Investments Corp.	95,567	1,315,002
RLJ Lodging Trust	130,355	1,319,193
RPT Realty	68,005	514,118
†Ryman Hospitality Properties, Inc.	43,606	3,208,965
Sabra Health Care REIT, Inc.	184,277	2,417,714
Safehold, Inc.	18,100	478,926
Saul Centers, Inc.	9,566	358,725
Service Properties Trust	134,200	696,498
SITE Centers Corp.	155,100	1,661,121
STAG Industrial, Inc.	144,734	4,114,788
Summit Hotel Properties, Inc.	85,273	573,035
†Sunstone Hotel Investors, Inc.	170,892	1,609,803
Tanger Factory Outlet Centers, Inc.	83,200	1,138,176

LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Terreno Realty Corp.	59,534	$ 3,154,707
UMH Properties, Inc.	40,467	653,542
Uniti Group, Inc.	188,400	1,309,380
Universal Health Realty Income Trust	10,373	448,217
Urban Edge Properties	93,900	1,252,626
Urstadt Biddle Properties, Inc. Class A	24,017	372,504
†Veris Residential, Inc.	70,500	801,585
Washington Real Estate Investment Trust	71,775	1,260,369
Whitestone REIT	37,771	319,543
†Xenia Hotels & Resorts, Inc.	93,904	1,294,936
		99,745,695
Food & Staples Retailing–0.56%
Andersons, Inc.	26,163	811,838
†Chefs' Warehouse, Inc.	27,935	809,277
†HF Foods Group, Inc.	28,100	108,747
Ingles Markets, Inc. Class A	11,631	921,291
Natural Grocers by Vitamin Cottage, Inc.	7,089	76,490
PriceSmart, Inc.	20,232	1,165,161
†Rite Aid Corp.	43,705	216,340
SpartanNash Co.	29,158	846,165
†Sprouts Farmers Market, Inc.	86,000	2,386,500
†United Natural Foods, Inc.	46,199	1,587,860
Village Super Market, Inc. Class A	7,113	137,494
Weis Markets, Inc.	13,500	961,740
		10,028,903
Food Products–1.18%
Alico, Inc.	4,900	138,376
†AppHarvest, Inc.	60,900	119,973
B&G Foods, Inc.	55,814	920,373
†Benson Hill, Inc.	138,300	378,942
†Beyond Meat, Inc.	48,700	690,079
†BRC, Inc. Class A	21,400	165,422
Calavo Growers, Inc.	14,054	446,215
Cal-Maine Foods, Inc.	30,230	1,680,486
Fresh Del Monte Produce, Inc.	24,856	577,653
†Hain Celestial Group, Inc.	61,700	1,041,496
†Hostess Brands, Inc.	109,900	2,554,076
J & J Snack Foods Corp.	12,087	1,564,904
John B Sanfilippo & Son, Inc.	7,202	545,407
Lancaster Colony Corp.	15,454	2,322,427
†Landec Corp.	22,406	199,189
†Local Bounti Corp.	15,800	44,872
†Mission Produce, Inc.	32,400	468,504
†Seneca Foods Corp. Class A	4,688	236,463
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Simply Good Foods Co.	71,700	$ 2,293,683
†Sovos Brands, Inc.	23,100	328,944
†SunOpta, Inc.	80,800	735,280
†Tattooed Chef, Inc.	40,200	200,196
Tootsie Roll Industries, Inc.	12,240	407,347
†TreeHouse Foods, Inc.	40,400	1,713,768
Utz Brands, Inc.	53,700	810,870
†Vital Farms, Inc.	23,000	275,310
†Whole Earth Brands, Inc.	31,600	121,344
		20,981,599
Gas Utilities–1.21%
Brookfield Infrastructure Corp. Class A	78,350	3,188,845
Chesapeake Utilities Corp.	13,865	1,599,882
New Jersey Resources Corp.	76,997	2,979,784
Northwest Natural Holding Co.	28,019	1,215,464
ONE Gas, Inc.	43,046	3,030,008
South Jersey Industries, Inc.	98,204	3,281,978
†Southwest Gas Holdings, Inc.	52,922	3,691,309
Spire, Inc.	40,720	2,538,078
		21,525,348
Health Care Equipment & Supplies–4.12%
†Alphatec Holdings, Inc.	56,900	497,306
†AngioDynamics, Inc.	30,292	619,774
†Artivion, Inc.	31,710	438,866
†AtriCure, Inc.	36,203	1,415,537
Atrion Corp.	1,067	602,855
†Avanos Medical, Inc.	38,600	840,708
†Axogen, Inc.	33,300	396,936
†Axonics, Inc.	37,500	2,641,500
†BioLife Solutions, Inc.	27,800	632,450
†Bioventus, Inc. Class A	24,156	169,092
†Butterfly Network, Inc.	107,600	505,720
†Cardiovascular Systems, Inc.	32,182	446,042
†Cerus Corp.	140,883	507,179
CONMED Corp.	22,422	1,797,572
†CryoPort, Inc.	34,700	845,292
†Cue Health, Inc.	90,400	272,104
†Cutera, Inc.	13,500	615,600
Embecta Corp.	47,000	1,353,130
†Figs, Inc. Class A	104,400	861,300
†Glaukos Corp.	36,345	1,935,008
†Haemonetics Corp.	40,600	3,005,618
†Heska Corp.	7,900	576,068
†Inari Medical, Inc.	38,500	2,796,640
†Inogen, Inc.	18,590	451,365
†Inspire Medical Systems, Inc.	21,800	3,866,666

LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Integer Holdings Corp.	26,125	$ 1,625,759
iRadimed Corp.	5,600	168,336
†iRhythm Technologies, Inc.	23,850	2,987,928
†Lantheus Holdings, Inc.	54,806	3,854,506
LeMaitre Vascular, Inc.	15,898	805,711
†LivaNova PLC	42,796	2,172,753
†Meridian Bioscience, Inc.	35,175	1,109,068
†Merit Medical Systems, Inc.	44,641	2,522,663
Mesa Laboratories, Inc.	4,130	581,628
†Nano-X Imaging Ltd.	35,300	404,891
†Neogen Corp.	85,950	1,200,721
†Nevro Corp.	28,600	1,332,760
†NuVasive, Inc.	41,637	1,824,117
†Omnicell, Inc.	35,125	3,056,929
†OraSure Technologies, Inc.	60,806	230,455
†Orthofix Medical, Inc.	16,003	305,817
†OrthoPediatrics Corp.	11,705	540,069
†Outset Medical, Inc.	39,100	622,863
†Owlet, Inc.	13,900	14,873
†Paragon 28, Inc.	38,100	678,942
†PROCEPT BioRobotics Corp.	20,900	866,514
†Pulmonx Corp.	27,900	464,814
†RxSight, Inc.	17,386	208,632
†SeaSpine Holdings Corp.	26,940	153,019
†Senseonics Holdings, Inc.	382,600	505,032
†Shockwave Medical, Inc.	28,600	7,952,802
†SI-BONE, Inc.	27,400	478,404
†Sight Sciences, Inc.	16,900	107,315
†Silk Road Medical, Inc.	28,300	1,273,500
†STAAR Surgical Co.	38,399	2,709,049
†Surmodics, Inc.	10,965	333,336
†Tactile Systems Technology, Inc.	16,300	126,977
†Tenon Medical, Inc.	2,400	3,144
†TransMedics Group, Inc.	21,900	914,106
†Treace Medical Concepts, Inc.	27,300	602,511
†UFP Technologies, Inc.	5,500	472,120
Utah Medical Products, Inc.	2,915	248,679
†Varex Imaging Corp.	31,500	665,910
†Vicarious Surgical, Inc.	45,600	152,760
†ViewRay, Inc.	119,200	433,888
†Zimvie, Inc.	16,800	165,816
Zynex, Inc.	18,260	165,618
		73,135,063
Health Care Providers & Services–3.14%
†1Life Healthcare, Inc.	143,700	2,464,455
†23andMe Holding Co. Class A	198,600	567,996
†Accolade, Inc.	49,000	559,580
†AdaptHealth Corp.	59,200	1,111,776
†Addus HomeCare Corp.	12,700	1,209,548
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Agiliti, Inc.	22,200	$ 317,682
AirSculpt Technologies, Inc.	10,100	64,943
†Alignment Healthcare, Inc.	69,000	816,960
†AMN Healthcare Services, Inc.	34,474	3,652,865
†Apollo Medical Holdings, Inc.	32,000	1,248,000
†ATI Physical Therapy, Inc.	63,500	63,500
†Aveanna Healthcare Holdings, Inc.	34,500	51,750
†Brookdale Senior Living, Inc.	151,600	647,332
†Cano Health, Inc.	132,200	1,146,174
†CareMax, Inc.	50,300	356,627
†Castle Biosciences, Inc.	19,600	511,168
†Clover Health Investments Corp.	311,700	529,890
†Community Health Systems, Inc.	100,900	216,935
†CorVel Corp.	7,086	980,915
†Covetrus, Inc.	83,900	1,751,832
†Cross Country Healthcare, Inc.	30,517	865,767
†DocGo, Inc.	67,200	666,624
Ensign Group, Inc.	43,133	3,429,073
†Fulgent Genetics, Inc.	17,600	670,912
†Hanger, Inc.	30,600	572,832
†HealthEquity, Inc.	66,530	4,468,820
†Hims & Hers Health, Inc.	99,600	555,768
†Innovage Holding Corp.	15,700	92,316
†Invitae Corp.	178,580	439,307
†Joint Corp.	11,700	183,807
†LHC Group, Inc.	23,904	3,912,129
†LifeStance Health Group, Inc.	58,200	385,284
†ModivCare, Inc.	10,333	1,029,993
National HealthCare Corp.	10,275	650,819
National Research Corp.	11,837	471,113
†Oncology Institute, Inc.	16,000	74,080
†OPKO Health, Inc.	329,700	623,133
†Option Care Health, Inc.	124,607	3,921,382
Owens & Minor, Inc.	58,654	1,413,561
†P3 Health Partners, Inc.	21,200	97,944
Patterson Cos., Inc.	69,300	1,664,586
†Pediatrix Medical Group, Inc.	65,100	1,074,801
†Pennant Group, Inc.	21,766	226,584
†PetIQ, Inc.	22,600	155,940
†Privia Health Group, Inc.	35,600	1,212,536
†Progyny, Inc.	59,700	2,212,482
†R1 RCM, Inc.	119,364	2,211,815
†RadNet, Inc.	40,000	814,000
Select Medical Holdings Corp.	82,467	1,822,521

LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Sema4 Holdings Corp.	134,000	$ 117,585
†Surgery Partners, Inc.	32,500	760,500
U.S. Physical Therapy, Inc.	10,549	801,935
		55,869,877
Health Care Technology–0.61%
†Allscripts Healthcare Solutions, Inc.	86,000	1,309,780
†American Well Corp. Class A	187,500	673,125
†Babylon Holdings Ltd. Class A	94,000	44,396
†Computer Programs & Systems, Inc.	12,049	335,926
†Convey Health Solutions Holdings, Inc.	13,000	136,630
†Evolent Health, Inc. Class A	65,200	2,342,636
†Health Catalyst, Inc.	44,100	427,770
†HealthStream, Inc.	19,545	415,527
†Multiplan Corp.	310,400	887,744
†NextGen Healthcare, Inc.	45,428	804,076
†Nutex Health, Inc.	32,900	49,350
†OptimizeRx Corp.	14,700	217,854
†Phreesia, Inc.	40,200	1,024,296
†Schrodinger, Inc.	44,300	1,106,614
†Sharecare, Inc.	219,600	417,240
Simulations Plus, Inc.	12,700	616,458
		10,809,422
Hotels, Restaurants & Leisure–2.27%
†Accel Entertainment, Inc. Class A	47,700	372,537
†Bally's Corp.	27,973	552,746
†Biglari Holdings, Inc. Class B	665	76,874
†BJ's Restaurants, Inc.	18,259	435,477
Bloomin' Brands, Inc.	72,452	1,328,045
Bluegreen Vacations Holding Corp.	10,182	168,207
†Bowlero Corp.	31,800	391,458
†Brinker International, Inc.	35,500	886,790
†Century Casinos, Inc.	23,100	151,536
Cheesecake Factory, Inc.	39,174	1,147,015
†Chuy's Holdings, Inc.	15,132	350,760
Cracker Barrel Old Country Store, Inc.	18,462	1,709,212
†Dave & Buster's Entertainment, Inc.	35,200	1,092,256
†Denny's Corp.	48,556	456,912
Dine Brands Global, Inc.	11,532	732,974
†El Pollo Loco Holdings, Inc.	16,100	143,612
†Everi Holdings, Inc.	67,700	1,098,094
†F45 Training Holdings, Inc.	30,000	92,700
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†First Watch Restaurant Group, Inc.	7,500	$ 108,600
†Full House Resorts, Inc.	27,800	156,236
†Golden Entertainment, Inc.	16,700	582,663
†Hilton Grand Vacations, Inc.	70,200	2,308,878
†Inspirato, Inc.	4,900	11,564
†Inspired Entertainment, Inc.	17,600	155,408
International Game Technology PLC	79,000	1,248,200
Jack in the Box, Inc.	17,315	1,282,522
Krispy Kreme, Inc.	58,700	676,811
†Kura Sushi USA, Inc. Class A	3,900	286,962
†Life Time Group Holdings, Inc.	34,400	335,400
†Light & Wonder, Inc. Class A	75,252	3,226,806
†Lindblad Expeditions Holdings, Inc.	26,500	179,140
†Monarch Casino & Resort, Inc.	10,884	611,028
†NEOGAMES SA	10,600	136,740
†Noodles & Co.	34,500	162,150
†ONE Group Hospitality, Inc.	17,000	112,880
Papa John's International, Inc.	26,322	1,842,803
†Portillo's, Inc. Class A	16,000	315,040
RCI Hospitality Holdings, Inc.	7,100	463,914
Red Rock Resorts, Inc. Class A	40,000	1,370,400
†Rush Street Interactive, Inc.	49,200	181,056
Ruth's Hospitality Group, Inc.	26,466	446,217
†SeaWorld Entertainment, Inc.	33,262	1,513,753
†Shake Shack, Inc. Class A	30,800	1,385,384
†Sonder Holdings, Inc.	136,700	226,922
†Sweetgreen, Inc. Class A	68,800	1,272,800
†Target Hospitality Corp.	25,400	320,548
Texas Roadhouse, Inc.	53,570	4,674,518
†Vacasa, Inc. Class A	82,100	252,047
Wingstop, Inc.	24,000	3,010,080
†Xponential Fitness, Inc. Class A	14,200	259,292
		40,303,967
Household Durables–1.47%
†Aterian, Inc.	51,600	63,984
†Beazer Homes USA, Inc.	24,719	239,033
†Cavco Industries, Inc.	7,126	1,466,246
Century Communities, Inc.	22,838	977,010

LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Dream Finders Homes, Inc. Class A	17,900	$ 189,740
Ethan Allen Interiors, Inc.	18,232	385,424
†GoPro, Inc. Class A	106,500	525,045
†Green Brick Partners, Inc.	23,182	495,631
†Helen of Troy Ltd.	18,998	1,832,167
†Hovnanian Enterprises, Inc. Class A	4,300	153,510
Installed Building Products, Inc.	19,318	1,564,565
†iRobot Corp.	21,922	1,234,866
KB Home	63,636	1,649,445
†Landsea Homes Corp.	8,401	40,073
La-Z-Boy, Inc.	35,133	792,952
†Legacy Housing Corp.	6,860	117,649
†LGI Homes, Inc.	16,100	1,310,057
Lifetime Brands, Inc.	10,524	71,247
†Lovesac Co.	11,300	230,294
†M/I Homes, Inc.	22,474	814,233
MDC Holdings, Inc.	45,231	1,240,234
†Meritage Homes Corp.	28,984	2,036,706
†Purple Innovation, Inc.	42,811	173,384
†Skyline Champion Corp.	42,534	2,248,773
†Snap One Holdings Corp.	15,400	156,156
†Sonos, Inc.	101,136	1,405,790
†Taylor Morrison Home Corp.	86,900	2,026,508
†Traeger, Inc.	27,200	76,704
†Tri Pointe Homes, Inc.	79,252	1,197,498
†Tupperware Brands Corp.	36,200	237,110
†Universal Electronics, Inc.	9,611	189,048
†Vizio Holding Corp. Class A	55,400	484,196
†Vuzix Corp.	49,600	287,184
†Weber, Inc. Class A	21,000	137,970
		26,050,432
Household Products–0.26%
†Central Garden & Pet Co.	39,822	1,375,172
Energizer Holdings, Inc.	52,800	1,327,392
WD-40 Co.	10,838	1,904,670
		4,607,234
Independent Power and Renewable Electricity Producers–0.51%
†Altus Power, Inc.	33,800	372,138
Clearway Energy, Inc. Class A	92,600	2,874,510
†Montauk Renewables, Inc.	51,100	891,184
Ormat Technologies, Inc.	36,260	3,125,612
†Sunnova Energy International, Inc.	78,900	1,742,112
		9,005,556
Industrial Conglomerates–0.03%
Brookfield Business Corp. Class A	20,900	461,890
		461,890
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–2.02%
†Ambac Financial Group, Inc.	34,793	$ 443,611
American Equity Investment Life Holding Co.	57,355	2,138,768
AMERISAFE, Inc.	15,599	728,941
Argo Group International Holdings Ltd.	25,967	500,124
†Bright Health Group, Inc.	154,100	161,805
†BRP Group, Inc. Class A	47,900	1,262,165
CNO Financial Group, Inc.	91,212	1,639,080
Crawford & Co. Class A	13,000	74,620
Donegal Group, Inc. Class A	12,346	166,548
†eHealth, Inc.	20,719	81,011
Employers Holdings, Inc.	22,527	776,956
†Enstar Group Ltd.	9,011	1,528,176
†Genworth Financial, Inc. Class A	403,600	1,412,600
†Goosehead Insurance, Inc. Class A	14,900	531,036
†Greenlight Capital Re Ltd. Class A	21,257	158,152
HCI Group, Inc.	5,807	227,634
†Hippo Holdings, Inc.	8,432	156,245
Horace Mann Educators Corp.	32,731	1,155,077
Investors Title Co.	1,053	148,473
James River Group Holdings Ltd.	29,900	682,019
Kinsale Capital Group, Inc.	17,400	4,444,308
†Lemonade, Inc.	32,800	694,704
†MBIA, Inc.	38,884	357,733
Mercury General Corp.	21,900	622,398
National Western Life Group, Inc. Class A	1,916	327,253
†NI Holdings, Inc.	7,400	98,864
†Oscar Health, Inc. Class A	95,700	477,543
†Palomar Holdings, Inc.	19,400	1,624,168
ProAssurance Corp.	44,100	860,391
RLI Corp.	31,634	3,238,689
†Root, Inc. Class A	6,577	51,827
Safety Insurance Group, Inc.	11,699	954,170
Selective Insurance Group, Inc.	47,807	3,891,490
†Selectquote, Inc.	113,300	82,709
†SiriusPoint Ltd.	75,600	374,220
Stewart Information Services Corp.	21,939	957,418
Tiptree, Inc.	19,646	211,391
†Trean Insurance Group, Inc.	17,900	60,860
†Trupanion, Inc.	31,061	1,845,955
United Fire Group, Inc.	17,321	497,632

LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Universal Insurance Holdings, Inc.	20,803	$ 204,910
		35,851,674
Interactive Media & Services–0.70%
†Arena Group Holdings, Inc.	9,800	128,380
†Bumble, Inc. Class A	68,700	1,476,363
†Cargurus, Inc.	80,800	1,144,936
†Cars.com, Inc.	56,400	648,600
†DHI Group, Inc.	34,900	187,762
†Eventbrite, Inc. Class A	62,900	382,432
†EverQuote, Inc. Class A	15,200	103,664
†fuboTV, Inc.	143,600	509,780
†Leafly Holdings, Inc.	4,100	2,784
†MediaAlpha, Inc. Class A	18,400	161,000
†Outbrain, Inc.	33,200	121,180
†QuinStreet, Inc.	43,311	454,765
Shutterstock, Inc.	19,852	995,975
†TrueCar, Inc.	73,100	110,381
†Vimeo, Inc.	116,800	467,200
†Vinco Ventures, Inc.	155,400	144,708
†Wejo Group Ltd.	21,200	23,108
†Yelp, Inc.	54,700	1,854,877
†Ziff Davis, Inc.	36,487	2,498,630
†ZipRecruiter, Inc. Class A	62,900	1,037,850
		12,454,375
Internet & Direct Marketing Retail–0.41%
†1-800-Flowers.com, Inc. Class A	22,564	146,440
†1stdibs.com, Inc.	19,100	120,139
†aka Brands Holding Corp.	10,300	14,935
†BARK, Inc.	43,500	79,170
†Boxed, Inc.	11,000	10,142
†CarParts.com, Inc.	41,800	216,106
†ContextLogic, Inc. Class A	464,500	340,897
†Duluth Holdings, Inc. Class B	9,800	68,992
†Groupon, Inc.	16,995	135,280
†Lands' End, Inc.	12,200	94,184
†Liquidity Services, Inc.	19,473	316,631
†Lulu's Fashion Lounge Holdings, Inc.	3,900	18,174
†Overstock.com, Inc.	34,897	849,742
PetMed Express, Inc.	16,209	316,400
†Porch Group, Inc.	68,900	155,025
†Poshmark, Inc. Class A	38,000	595,460
†Quotient Technology, Inc.	75,600	174,636
Qurate Retail, Inc.	285,700	574,257
†RealReal, Inc.	66,900	100,350
†Rent the Runway, Inc. Class A	36,400	80,080
†Revolve Group, Inc.	31,800	689,742
†RumbleON, Inc. Class B	8,500	143,820
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail (continued)
†Stitch Fix, Inc. Class A	65,700	$ 259,515
†ThredUp, Inc. Class A	49,500	91,080
Vivid Seats, Inc. Class A	19,900	152,434
†Xometry, Inc. Class A	26,900	1,527,651
		7,271,282
IT Services–2.07%
†AvidXchange Holdings, Inc.	119,700	1,007,874
†BigCommerce Holdings, Inc.	52,500	777,000
†Brightcove, Inc.	33,686	212,222
†Cantaloupe, Inc.	49,400	171,912
Cass Information Systems, Inc.	10,815	375,172
†Cerberus Cyber Sentinel Corp.	38,900	114,755
†Conduent, Inc.	138,100	461,254
†Core Scientific, Inc. Class A	181,300	235,690
CSG Systems International, Inc.	25,188	1,331,941
†Cyxtera Technologies, Inc.	35,100	143,208
†DigitalOcean Holdings, Inc.	55,400	2,003,818
†Edgio, Inc.	113,349	315,110
EVERTEC, Inc.	47,600	1,492,260
†Evo Payments, Inc. Class A	38,700	1,288,710
†ExlService Holdings, Inc.	25,948	3,823,697
†Fastly, Inc. Class A	91,400	837,224
†Flywire Corp.	45,300	1,040,088
†Grid Dynamics Holdings, Inc.	39,600	741,708
Hackett Group, Inc.	21,776	385,871
†I3 Verticals, Inc. Class A	17,791	356,354
†IBEX Holdings Ltd.	4,859	90,232
Information Services Group, Inc.	26,400	125,664
†International Money Express, Inc.	26,400	601,656
†Marqeta, Inc. Class A	346,500	2,467,080
Maximus, Inc.	49,074	2,839,912
†MoneyGram International, Inc.	77,400	804,960
†Paya Holdings, Inc.	70,800	432,588
†Payoneer Global, Inc.	170,000	1,028,500
†Paysafe Ltd.	274,600	378,948
†Perficient, Inc.	27,225	1,770,169
†PFSweb, Inc.	14,100	131,412
†Priority Technology Holdings, Inc.	14,500	65,395
†Rackspace Technology, Inc.	46,100	188,088
†Remitly Global, Inc.	68,500	761,720
†Repay Holdings Corp.	71,700	506,202
†Sabre Corp.	259,300	1,335,395
†SolarWinds Corp.	39,000	302,250
†Squarespace, Inc. Class A	26,100	557,496

LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
†StoneCo Ltd. Class A	221,000	$ 2,106,130
TTEC Holdings, Inc.	15,460	685,033
†Tucows, Inc. Class A	8,000	299,280
†Unisys Corp.	53,954	407,353
†Verra Mobility Corp.	116,000	1,782,920
		36,784,251
Leisure Products–0.43%
Acushnet Holdings Corp.	26,500	1,152,485
†AMMO, Inc.	70,200	205,686
Clarus Corp.	23,724	319,562
Johnson Outdoors, Inc. Class A	4,386	225,046
†Latham Group, Inc.	36,800	132,112
†Malibu Boats, Inc. Class A	16,100	772,639
Marine Products Corp.	7,236	61,216
†MasterCraft Boat Holdings, Inc.	14,700	277,095
Smith & Wesson Brands, Inc.	36,832	381,948
†Solo Brands, Inc. Class A	17,700	67,260
Sturm Ruger & Co., Inc.	14,114	716,850
†Topgolf Callaway Brands Corp.	111,627	2,149,936
†Vista Outdoor, Inc.	45,800	1,113,856
		7,575,691
Life Sciences Tools & Services–0.71%
†AbCellera Biologics, Inc.	164,600	1,627,894
†Absci Corp.	45,200	141,476
†Adaptive Biotechnologies Corp.	87,300	621,576
†Akoya Biosciences, Inc.	13,100	153,925
†Alpha Teknova, Inc.	5,600	18,704
†Berkeley Lights, Inc.	47,100	134,706
†Bionano Genomics, Inc.	236,100	432,063
†Codexis, Inc.	50,900	308,454
†Cytek Biosciences, Inc.	93,500	1,376,320
†Inotiv, Inc.	13,800	232,530
†MaxCyte, Inc.	70,000	455,000
†Medpace Holdings, Inc.	20,200	3,174,834
†NanoString Technologies, Inc.	37,600	480,152
†Nautilus Biotechnology, Inc.	38,300	81,196
†NeoGenomics, Inc.	101,565	874,475
†Pacific Biosciences of California, Inc.	184,598	1,071,591
†Quanterix Corp.	27,800	306,356
†Quantum-Si, Inc.	76,900	211,475
†Science 37 Holdings, Inc.	52,400	84,364
†Seer, Inc.	41,600	321,984
†Singular Genomics Systems, Inc.	46,100	115,250
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†SomaLogic, Inc.	123,800	$ 359,020
		12,583,345
Machinery–3.62%
†3D Systems Corp.	103,822	828,500
Alamo Group, Inc.	8,235	1,006,893
Albany International Corp. Class A	25,143	1,982,023
Altra Industrial Motion Corp.	51,778	1,740,776
Astec Industries, Inc.	18,669	582,286
Barnes Group, Inc.	40,154	1,159,648
†Berkshire Grey, Inc.	41,500	70,550
†Blue Bird Corp.	14,992	125,183
†Chart Industries, Inc.	29,474	5,433,532
†CIRCOR International, Inc.	15,526	256,024
Columbus McKinnon Corp.	22,808	596,657
†Desktop Metal, Inc. Class A	221,138	572,747
Douglas Dynamics, Inc.	18,249	511,337
†Energy Recovery, Inc.	45,600	991,344
Enerpac Tool Group Corp.	45,314	807,949
EnPro Industries, Inc.	16,509	1,402,935
ESCO Technologies, Inc.	20,438	1,500,967
†Evoqua Water Technologies Corp.	94,200	3,115,194
†Fathom Digital Manufacturing C Class A	7,100	14,413
Federal Signal Corp.	47,507	1,772,961
Franklin Electric Co., Inc.	36,840	3,010,196
Gorman-Rupp Co.	18,482	439,687
Greenbrier Cos., Inc.	26,001	631,044
Helios Technologies, Inc.	25,828	1,306,897
Hillenbrand, Inc.	54,932	2,017,103
†Hillman Solutions Corp.	110,200	830,908
†Hydrofarm Holdings Group, Inc.	34,800	67,512
†Hyliion Holdings Corp.	105,300	302,211
Hyster-Yale Materials Handling, Inc.	8,366	179,953
†Hyzon Motors, Inc.	73,200	124,440
John Bean Technologies Corp.	25,292	2,175,112
Kadant, Inc.	9,499	1,584,528
Kennametal, Inc.	65,600	1,350,048
†Lightning eMotors, Inc.	30,500	47,275
Lindsay Corp.	9,007	1,290,523
Luxfer Holdings PLC	23,400	339,300
†Manitowoc Co., Inc.	29,175	226,106
†Markforged Holding Corp.	88,400	175,032
†Microvast Holdings, Inc.	142,600	258,106
Miller Industries, Inc.	9,346	198,976
Mueller Industries, Inc.	44,740	2,659,346
Mueller Water Products, Inc. Class A	128,027	1,314,837

LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Nikola Corp.	239,700	$ 843,744
Omega Flex, Inc.	2,689	249,055
†Proterra, Inc.	180,800	900,384
†Proto Labs, Inc.	22,543	821,242
†RBC Bearings, Inc.	22,918	4,762,590
REV Group, Inc.	27,900	307,737
†Sarcos Technology & Robotics Corp.	63,100	140,082
Shyft Group, Inc.	28,116	574,410
†SPX Technologies, Inc.	35,200	1,943,744
Standex International Corp.	9,754	796,414
Tennant Co.	15,181	858,637
Terex Corp.	54,200	1,611,908
†Titan International, Inc.	41,600	505,024
Trinity Industries, Inc.	66,200	1,413,370
†Velo3D, Inc.	46,100	181,634
Wabash National Corp.	39,540	615,242
Watts Water Technologies, Inc. Class A	21,894	2,752,733
†Xos, Inc.	43,300	51,960
		64,330,969
Marine–0.23%
Costamare, Inc.	44,900	401,855
Eagle Bulk Shipping, Inc.	11,142	481,112
Eneti, Inc.	18,100	120,727
Genco Shipping & Trading Ltd.	29,800	373,394
Golden Ocean Group Ltd.	100,600	751,482
Matson, Inc.	30,500	1,876,360
Safe Bulkers, Inc.	56,600	139,802
		4,144,732
Media–0.87%
†AdTheorent Holding Co., Inc.	13,400	28,810
†Advantage Solutions, Inc.	64,300	136,959
†AMC Networks, Inc. Class A	25,100	509,530
†Audacy, Inc. Class A	99,706	38,496
†Boston Omaha Corp. Class A	16,500	380,160
†Cardlytics, Inc.	26,600	250,040
†Clear Channel Outdoor Holdings, Inc.	307,800	421,686
†Cumulus Media, Inc. Class A	13,400	94,202
†Daily Journal Corp.	950	243,570
Entravision Communications Corp. Class A	49,930	198,222
†EW Scripps Co. Class A	47,666	537,196
†Gambling.com Group Ltd.	7,300	55,480
†Gannett Co., Inc.	119,324	182,566
Gray Television, Inc.	64,418	922,466
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†iHeartMedia, Inc. Class A	98,400	$ 721,272
†Innovid Corp.	18,400	49,864
†Integral Ad Science Holding Corp.	31,400	227,336
John Wiley & Sons, Inc. Class A	34,100	1,280,796
†Loyalty Ventures, Inc.	15,900	19,239
†Magnite, Inc.	107,042	703,266
†PubMatic, Inc. Class A	34,900	580,387
Scholastic Corp.	22,591	694,899
Sinclair Broadcast Group, Inc. Class A	34,000	615,060
†Stagwell, Inc.	63,100	438,545
†TechTarget, Inc.	22,498	1,331,882
TEGNA, Inc.	178,394	3,689,188
†Thryv Holdings, Inc.	20,600	470,298
†Urban One, Inc.	15,300	70,225
†WideOpenWest, Inc.	43,794	537,352
		15,428,992
Metals & Mining–1.37%
†5E Advanced Materials, Inc.	26,900	273,304
Alpha Metallurgical Resources, Inc.	13,100	1,792,604
†Arconic Corp.	84,200	1,434,768
†ATI, Inc.	99,200	2,639,712
Carpenter Technology Corp.	39,100	1,217,574
†Century Aluminum Co.	43,458	229,458
†Coeur Mining, Inc.	228,386	781,080
Commercial Metals Co.	96,900	3,438,012
Compass Minerals International, Inc.	28,100	1,082,693
†Constellium SE	101,900	1,033,266
†Dakota Gold Corp.	38,500	117,425
Haynes International, Inc.	9,781	343,509
Hecla Mining Co.	424,576	1,672,829
†Hycroft Mining Holding Corp.	127,300	76,953
Kaiser Aluminum Corp.	12,922	792,765
Materion Corp.	16,184	1,294,720
†Novagold Resources, Inc.	195,400	916,426
Olympic Steel, Inc.	7,906	180,336
†Piedmont Lithium, Inc.	14,300	764,907
†PolyMet Mining Corp.	24,500	70,560
Ramaco Resources, Inc.	18,600	171,120
Ryerson Holding Corp.	13,925	358,430
Schnitzer Steel Industries, Inc. Class A	21,101	600,534
SunCoke Energy, Inc.	67,444	391,850
†TimkenSteel Corp.	37,800	566,622
Warrior Met Coal, Inc.	42,200	1,200,168
Worthington Industries, Inc.	25,008	953,805
		24,395,430

LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs)–1.15%
AFC Gamma, Inc.	13,000	$ 198,900
Angel Oak Mortgage, Inc.	9,200	110,216
Apollo Commercial Real Estate Finance, Inc.	115,381	957,662
Arbor Realty Trust, Inc.	123,400	1,419,100
Ares Commercial Real Estate Corp.	37,189	388,625
ARMOUR Residential REIT, Inc.	83,453	406,416
Blackstone Mortgage Trust, Inc. Class A	136,217	3,179,305
BrightSpire Capital, Inc. Class A	78,300	494,073
Broadmark Realty Capital, Inc.	106,200	542,682
Chicago Atlantic Real Estate Finance, Inc.	5,000	72,050
Chimera Investment Corp.	188,600	984,492
Claros Mortgage Trust, Inc.	75,500	886,370
Dynex Capital, Inc.	29,443	343,011
Ellington Financial, Inc.	46,300	526,431
Franklin BSP Realty Trust, Inc.	68,930	742,376
Granite Point Mortgage Trust, Inc.	43,100	277,564
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	68,000	2,035,240
Invesco Mortgage Capital, Inc.	26,853	298,068
KKR Real Estate Finance Trust, Inc.	42,200	685,750
Ladder Capital Corp.	92,989	833,181
MFA Financial, Inc.	83,950	653,131
New York Mortgage Trust, Inc.	310,782	727,230
Nexpoint Real Estate Finance, Inc.	6,300	94,374
Orchid Island Capital, Inc.	28,760	235,832
PennyMac Mortgage Investment Trust	75,321	887,281
Ready Capital Corp.	60,411	612,568
Redwood Trust, Inc.	98,125	563,238
TPG RE Finance Trust, Inc.	56,000	392,000
Two Harbors Investment Corp.	283,600	941,552
		20,488,718
Multiline Retail–0.10%
Big Lots, Inc.	22,700	354,347
Dillard's, Inc. Class A	3,200	872,832
Franchise Group, Inc.	22,500	546,750
		1,773,929
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–0.47%
Avista Corp.	57,726	$ 2,138,748
Black Hills Corp.	52,073	3,526,904
NorthWestern Corp.	43,306	2,134,120
Unitil Corp.	12,941	601,110
		8,400,882
Oil, Gas & Consumable Fuels–4.46%
†Aemetis, Inc.	24,900	152,388
†Alto Ingredients, Inc.	60,400	219,856
†Amplify Energy Corp.	30,200	198,414
Arch Resources, Inc.	12,100	1,435,060
†Archaea Energy, Inc.	49,500	891,495
†Ardmore Shipping Corp.	28,600	261,118
†Battalion Oil Corp.	2,500	29,750
Berry Corp.	65,171	488,782
Brigham Minerals, Inc. Class A	41,700	1,028,739
California Resources Corp.	60,400	2,321,172
†Callon Petroleum Co.	40,400	1,414,404
†Centrus Energy Corp. Class A	8,824	361,607
Chord Energy Corp.	33,202	4,541,038
Civitas Resources, Inc.	59,004	3,386,240
†Clean Energy Fuels Corp.	139,895	747,039
†CNX Resources Corp.	148,700	2,309,311
=†Cobalt International Energy, Inc.	1	0
†Comstock Resources, Inc.	75,000	1,296,750
CONSOL Energy, Inc.	27,200	1,749,504
Crescent Energy Co. Class A	26,180	352,645
CVR Energy, Inc.	24,100	698,418
Delek U.S. Holdings, Inc.	56,162	1,524,237
†Denbury, Inc.	40,600	3,502,156
DHT Holdings, Inc.	108,700	821,772
Dorian LPG Ltd.	24,736	335,667
†Earthstone Energy, Inc. Class A	36,100	444,752
†Empire Petroleum Corp.	5,300	69,695
†Energy Fuels, Inc.	127,200	778,464
Equitrans Midstream Corp.	328,500	2,457,180
Excelerate Energy, Inc. Class A	15,100	353,340
†FLEX LNG Ltd.	23,800	753,746
†Frontline Ltd.	102,000	1,114,860
†Gevo, Inc.	159,000	362,520
†Golar LNG Ltd.	80,301	2,001,101
†Green Plains, Inc.	43,293	1,258,527
†Gulfport Energy Corp.	8,700	768,123
HighPeak Energy, Inc.	5,400	116,964
International Seaways, Inc.	40,236	1,413,491
Kinetik Holdings, Inc. Class A	13,442	437,940
†Kosmos Energy Ltd.	359,100	1,856,547
†Laredo Petroleum, Inc.	14,000	879,900

LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp. Class A	133,200	$ 2,638,692
Matador Resources Co.	90,330	4,418,944
Murphy Oil Corp.	118,000	4,150,060
NACCO Industries, Inc. Class A	3,200	150,496
†NextDecade Corp.	26,600	160,132
Nordic American Tankers Ltd.	160,398	428,263
Northern Oil & Gas, Inc.	53,800	1,474,658
†Par Pacific Holdings, Inc.	40,435	663,538
†PBF Energy, Inc. Class A	77,200	2,714,352
†Peabody Energy Corp.	93,612	2,323,450
†Permian Resources Corp.	168,400	1,145,120
Ranger Oil Corp. Class A	15,200	478,040
†REX American Resources Corp.	13,350	372,732
Riley Exploration Permian, Inc.	8,200	155,636
†Ring Energy, Inc.	69,600	161,472
†SandRidge Energy, Inc.	26,200	427,322
Scorpio Tankers, Inc.	38,522	1,619,465
SFL Corp. Ltd.	93,942	855,812
†SilverBow Resources, Inc.	9,600	258,048
Sitio Royalties Corp.	8,775	194,015
SM Energy Co.	97,000	3,648,170
†Talos Energy, Inc.	51,600	859,140
†Teekay Corp.	58,000	208,220
†Teekay Tankers Ltd. Class A	18,400	506,736
†Tellurian, Inc.	404,000	965,560
†Uranium Energy Corp.	228,100	798,350
†Ur-Energy, Inc.	176,200	192,058
VAALCO Energy, Inc.	48,600	211,896
†Vertex Energy, Inc.	43,800	272,874
†W&T Offshore, Inc.	75,636	443,227
World Fuel Services Corp.	48,100	1,127,464
		79,158,654
Paper & Forest Products–0.13%
†Clearwater Paper Corp.	13,951	524,558
†Glatfelter Corp.	36,973	114,986
†Resolute Forest Products, Inc.	37,500	750,000
Sylvamo Corp.	27,900	945,810
		2,335,354
Personal Products–0.70%
†Beauty Health Co.	81,700	963,243
†BellRing Brands, Inc.	104,700	2,157,867
Edgewell Personal Care Co.	41,100	1,537,140
†elf Beauty, Inc.	39,700	1,493,514
†Herbalife Nutrition Ltd.	78,900	1,569,321
†Honest Co., Inc.	51,200	179,200
Inter Parfums, Inc.	14,693	1,108,734
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Products (continued)
Medifast, Inc.	8,487	$ 919,651
†Nature's Sunshine Products, Inc.	9,340	76,962
Nu Skin Enterprises, Inc. Class A	39,600	1,321,452
†Thorne HealthTech, Inc.	10,700	50,611
†USANA Health Sciences, Inc.	9,105	510,335
†Veru, Inc.	53,100	611,712
		12,499,742
Pharmaceuticals–1.72%
†Aclaris Therapeutics, Inc.	48,800	768,112
†Aerie Pharmaceuticals, Inc.	39,700	600,661
†Amneal Pharmaceuticals, Inc.	85,102	171,906
†Amphastar Pharmaceuticals, Inc.	31,400	882,340
†Amylyx Pharmaceuticals, Inc.	27,400	771,310
†AN2 Therapeutics, Inc.	3,700	64,306
†ANI Pharmaceuticals, Inc.	10,000	321,400
†Arvinas, Inc.	38,600	1,717,314
†Atea Pharmaceuticals, Inc.	63,200	359,608
†Athira Pharma, Inc.	27,300	81,081
†Axsome Therapeutics, Inc.	23,500	1,048,570
†Cara Therapeutics, Inc.	37,800	353,808
†Cassava Sciences, Inc.	31,100	1,300,602
†CinCor Pharma, Inc.	11,300	370,866
†Collegium Pharmaceutical, Inc.	27,500	440,550
†Corcept Therapeutics, Inc.	67,602	1,733,315
†DICE Therapeutics, Inc.	23,600	478,608
†Edgewise Therapeutics, Inc.	23,600	232,224
†Esperion Therapeutics, Inc.	50,600	339,020
†Evolus, Inc.	29,700	239,085
†EyePoint Pharmaceuticals, Inc.	22,100	174,811
†Fulcrum Therapeutics, Inc.	29,500	238,655
†Harmony Biosciences Holdings, Inc.	21,500	952,235
†Innoviva, Inc.	51,600	599,076
†Intra-Cellular Therapies, Inc.	73,300	3,410,649
†Liquidia Corp.	41,100	223,584
†Nektar Therapeutics	150,600	481,920
†NGM Biopharmaceuticals, Inc.	32,300	422,484
†Nuvation Bio, Inc.	93,100	208,544
†Ocular Therapeutix, Inc.	65,400	271,410
†Pacira BioSciences, Inc.	35,675	1,897,553
†Phathom Pharmaceuticals, Inc.	19,700	218,276

LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp. Class A	17,200	$ 228,588
†Prestige Consumer Healthcare, Inc.	40,055	1,995,941
†Provention Bio, Inc.	47,600	214,200
†Reata Pharmaceuticals, Inc. Class A	22,500	565,425
†Relmada Therapeutics, Inc.	22,800	844,056
†Revance Therapeutics, Inc.	57,300	1,547,100
SIGA Technologies, Inc.	38,188	393,336
†Supernus Pharmaceuticals, Inc.	40,190	1,360,432
†Tarsus Pharmaceuticals, Inc.	14,700	251,664
†Theravance Biopharma, Inc.	52,200	529,308
†Theseus Pharmaceuticals, Inc.	14,200	82,360
†Tricida, Inc.	26,500	277,720
†Ventyx Biosciences, Inc.	18,800	656,308
†Xeris Biopharma Holdings, Inc.	113,800	177,528
		30,497,849
Professional Services–1.66%
†Alight, Inc. Class A	270,400	1,982,032
†ASGN, Inc.	39,104	3,533,828
†Atlas Technical Consultants, Inc.	13,700	91,105
Barrett Business Services, Inc.	5,832	454,896
†CBIZ, Inc.	38,946	1,666,110
CRA International, Inc.	5,751	510,344
Exponent, Inc.	40,501	3,550,723
†First Advantage Corp.	48,100	617,123
†Forrester Research, Inc.	9,133	328,879
†Franklin Covey Co.	10,180	462,070
Heidrick & Struggles International, Inc.	15,864	412,305
†HireRight Holdings Corp.	16,900	257,894
†Huron Consulting Group, Inc.	16,378	1,085,043
ICF International, Inc.	14,751	1,608,154
Insperity, Inc.	28,967	2,957,241
Kelly Services, Inc. Class A	28,577	388,361
Kforce, Inc.	16,638	975,819
Korn Ferry	42,745	2,006,878
†Legalzoom.com, Inc.	80,000	685,600
†Planet Labs PBC	126,600	687,438
†Red Violet, Inc.	7,600	131,632
Resources Connection, Inc.	25,789	466,007
†Skillsoft Corp.	63,500	116,205
†Spire Global, Inc.	104,300	112,644
†Sterling Check Corp.	18,900	333,396
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†TriNet Group, Inc.	29,900	$ 2,129,478
†TrueBlue, Inc.	26,600	507,528
†Upwork, Inc.	95,100	1,295,262
†Willdan Group, Inc.	9,500	140,695
		29,494,690
Real Estate Management & Development–0.65%
†American Realty Investors, Inc.	1,300	20,696
†Anywhere Real Estate, Inc.	88,897	720,955
†Compass, Inc. Class A	212,800	493,696
†Cushman & Wakefield PLC	126,356	1,446,776
DigitalBridge Group, Inc.	128,450	1,606,910
†Doma Holdings, Inc.	117,500	51,630
Douglas Elliman, Inc.	62,293	255,401
eXp World Holdings, Inc.	57,000	638,970
†Forestar Group, Inc.	14,505	162,311
†FRP Holdings, Inc.	5,672	308,330
Kennedy-Wilson Holdings, Inc.	93,753	1,449,421
Marcus & Millichap, Inc.	20,500	671,990
Newmark Group, Inc. Class A	111,000	894,660
†Offerpad Solutions, Inc.	58,400	70,664
RE/MAX Holdings, Inc. Class A	15,598	294,958
†Redfin Corp.	85,800	501,072
RMR Group, Inc. Class A	12,268	290,629
†Seritage Growth Properties Class A	35,600	321,112
St. Joe Co.	28,268	905,424
†Stratus Properties, Inc.	4,600	107,180
†Tejon Ranch Co.	16,518	237,859
†Transcontinental Realty Investors, Inc.	700	28,245
		11,478,889
Road & Rail–0.59%
ArcBest Corp.	19,375	1,409,144
†Bird Global, Inc. Class A	141,400	49,900
Covenant Logistics Group, Inc.	8,800	252,560
†Daseke, Inc.	34,000	183,940
Heartland Express, Inc.	37,909	542,478
Marten Transport Ltd.	48,194	923,397
†PAM Transportation Services, Inc.	5,100	157,896
†Saia, Inc.	21,283	4,043,770
†TuSimple Holdings, Inc. Class A	114,700	871,720
Universal Logistics Holdings, Inc.	5,697	180,709
Werner Enterprises, Inc.	50,556	1,900,905
		10,516,419

LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–2.33%
†ACM Research, Inc. Class A	39,500	$ 492,170
†Alpha & Omega Semiconductor Ltd.	17,971	552,788
†Ambarella, Inc.	29,092	1,634,389
Amkor Technology, Inc.	80,465	1,371,928
†Atomera, Inc.	17,200	174,236
†Axcelis Technologies, Inc.	25,933	1,570,502
†AXT, Inc.	34,300	229,810
†CEVA, Inc.	18,617	488,324
†Cohu, Inc.	39,313	1,013,489
†Credo Technology Group Holding Ltd.	75,000	825,000
†CyberOptics Corp.	5,700	306,546
†Diodes, Inc.	35,565	2,308,524
†FormFactor, Inc.	62,031	1,553,877
†Ichor Holdings Ltd.	22,900	554,409
†Impinj, Inc.	17,200	1,376,516
†indie Semiconductor, Inc. Class A	81,200	594,384
Kulicke & Soffa Industries, Inc.	46,200	1,780,086
†MACOM Technology Solutions Holdings, Inc.	40,242	2,084,133
†MaxLinear, Inc.	57,234	1,866,973
†Onto Innovation, Inc.	39,624	2,537,917
†PDF Solutions, Inc.	24,557	602,383
†Photronics, Inc.	49,060	717,257
Power Integrations, Inc.	45,112	2,901,604
†Rambus, Inc.	87,286	2,218,810
†Rigetti Computing, Inc. Class A	25,700	48,316
†Rockley Photonics Holdings Ltd.	85,300	60,572
†Semtech Corp.	50,484	1,484,734
†Silicon Laboratories, Inc.	27,086	3,343,496
†SiTime Corp.	12,700	999,871
†SkyWater Technology, Inc.	8,400	64,260
†SMART Global Holdings, Inc.	40,102	636,419
†Synaptics, Inc.	31,752	3,143,766
†Transphorm, Inc.	17,200	86,516
†Ultra Clean Holdings, Inc.	37,029	953,497
†Veeco Instruments, Inc.	40,735	746,265
		41,323,767
Software–4.73%
†8x8, Inc.	89,105	307,412
A10 Networks, Inc.	53,838	714,430
†ACI Worldwide, Inc.	91,251	1,907,146
†Adeia, Inc.	85,516	1,209,196
†Agilysys, Inc.	16,004	885,821
†Alarm.com Holdings, Inc.	38,400	2,490,624
†Alkami Technology, Inc.	29,400	442,470
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Altair Engineering, Inc. Class A	41,400	$ 1,830,708
American Software, Inc. Class A	25,288	387,412
†Amplitude, Inc. Class A	45,600	705,432
†Appfolio, Inc. Class A	15,200	1,591,744
†Appian Corp.	31,700	1,294,311
†Applied Blockchain, Inc.	7,300	12,410
†Arteris, Inc.	14,300	95,238
†Asana, Inc. Class A	60,400	1,342,692
†Avaya Holdings Corp.	72,300	114,957
†AvePoint, Inc.	105,600	423,456
†Benefitfocus, Inc.	21,595	137,128
†Blackbaud, Inc.	36,971	1,628,942
†Blackline, Inc.	44,083	2,640,572
†Blend Labs, Inc. Class A	149,700	330,837
†Box, Inc. Class A	111,200	2,712,168
†BTRS Holdings, Inc. Class A	83,100	769,506
†C3.ai, Inc. Class A	56,400	705,000
†Cerence, Inc.	32,100	505,575
†ChannelAdvisor Corp.	24,200	548,372
†Cipher Mining, Inc.	34,300	43,218
†Cleanspark, Inc.	34,400	109,392
†Clear Secure, Inc. Class A	51,000	1,165,860
†CommVault Systems, Inc.	35,402	1,877,722
†Consensus Cloud Solutions, Inc.	12,995	614,663
†Couchbase, Inc.	22,200	316,794
†CS Disco, Inc.	18,600	186,000
†Cvent Holding Corp.	31,200	163,800
†Digimarc Corp.	11,458	155,256
†Digital Turbine, Inc.	73,100	1,053,371
†Domo, Inc. Class B	24,800	446,152
†Duck Creek Technologies, Inc.	63,200	748,920
†E2open Parent Holdings, Inc.	163,200	990,624
Ebix, Inc.	21,278	403,644
†eGain Corp.	17,700	130,095
†Enfusion, Inc. Class A	20,200	249,268
†EngageSmart, Inc.	29,000	600,010
†Envestnet, Inc.	43,859	1,947,340
†Everbridge, Inc.	31,100	960,368
†EverCommerce, Inc.	19,100	208,763
†ForgeRock, Inc. Class A	23,400	340,002
†Greenidge Generation Holdings, Inc.	10,600	21,200
†Instructure Holdings, Inc.	13,700	305,236
†Intapp, Inc.	11,900	222,173
InterDigital, Inc.	23,188	937,259
†IronNet, Inc.	55,000	37,895
†Kaleyra, Inc.	25,100	24,347
†KnowBe4, Inc. Class A	59,600	1,240,276
†Latch, Inc.	59,900	57,121

LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†LivePerson, Inc.	57,518	$ 541,820
†LiveRamp Holdings, Inc.	52,472	952,891
†LiveVox Holdings, Inc.	13,500	39,825
†Marathon Digital Holdings, Inc.	82,700	885,717
†Matterport, Inc.	178,700	677,273
†MeridianLink, Inc.	18,400	299,552
†MicroStrategy, Inc. Class A	7,584	1,609,780
†Mitek Systems, Inc.	33,900	310,524
†Model N, Inc.	29,400	1,006,362
†Momentive Global, Inc.	108,400	629,804
†N-able, Inc.	55,800	515,034
†NextNav, Inc.	40,600	109,214
†Olo, Inc. Class A	75,000	592,500
†ON24, Inc.	33,300	293,040
†OneSpan, Inc.	32,196	277,208
†PagerDuty, Inc.	67,500	1,557,225
†Ping Identity Holding Corp.	61,700	1,731,919
Progress Software Corp.	34,700	1,476,485
†PROS Holdings, Inc.	33,437	825,894
†Q2 Holdings, Inc.	44,400	1,429,680
†Qualys, Inc.	30,825	4,296,697
†Rapid7, Inc.	46,400	1,990,560
†Rimini Street, Inc.	39,016	181,815
†Riot Blockchain, Inc.	95,500	669,455
Sapiens International Corp. NV	25,000	479,500
†SecureWorks Corp. Class A	8,600	69,230
†ShotSpotter, Inc.	7,300	209,948
†Sprout Social, Inc. Class A	36,600	2,220,888
†SPS Commerce, Inc.	29,002	3,602,918
†Sumo Logic, Inc.	69,300	519,750
†Telos Corp.	44,600	396,494
†Tenable Holdings, Inc.	88,000	3,062,400
†Terawulf, Inc.	17,600	22,176
†Upland Software, Inc.	24,275	197,356
†UserTesting, Inc.	40,100	157,192
†Varonis Systems, Inc.	86,921	2,305,145
†Verint Systems, Inc.	50,756	1,704,386
†Veritone, Inc.	26,800	150,884
†Viant Technology, Inc. Class A	11,000	46,310
†Weave Communications, Inc.	4,600	23,230
†WM Technology, Inc.	60,700	97,727
†Workiva, Inc.	38,000	2,956,400
†Yext, Inc.	98,700	440,202
†Zeta Global Holdings Corp. Class A	83,600	552,596
†Zuora, Inc. Class A	92,200	680,436
		84,085,770
Specialty Retail–2.30%
Aaron's Co., Inc.	24,400	237,168
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Abercrombie & Fitch Co. Class A	40,500	$ 629,775
Academy Sports & Outdoors, Inc.	67,000	2,826,060
†American Eagle Outfitters, Inc.	122,118	1,188,208
†America's Car-Mart, Inc.	4,785	291,981
Arko Corp.	69,100	648,849
†Asbury Automotive Group, Inc.	17,744	2,681,118
†Bed Bath & Beyond, Inc.	64,100	390,369
Big 5 Sporting Goods Corp.	17,600	189,024
†Boot Barn Holdings, Inc.	23,418	1,369,016
Buckle, Inc.	24,608	779,089
Build-A-Bear Workshop, Inc.	11,000	146,630
Caleres, Inc.	27,951	676,973
Camping World Holdings, Inc. Class A	31,400	795,048
Cato Corp. Class A	14,415	137,519
†Chico's FAS, Inc.	102,400	495,616
†Children's Place, Inc.	10,601	327,465
†Citi Trends, Inc.	6,576	101,994
†Conn's, Inc.	9,709	68,740
†Container Store Group, Inc.	27,100	132,790
Designer Brands, Inc. Class A	47,100	721,101
†Destination XL Group, Inc.	45,800	248,236
†EVgo, Inc.	56,700	448,497
†Express, Inc.	50,400	54,936
Foot Locker, Inc.	66,100	2,057,693
†Genesco, Inc.	10,632	418,050
Group 1 Automotive, Inc.	12,135	1,733,727
†GrowGeneration Corp.	45,700	159,950
Guess?, Inc.	27,621	405,200
Haverty Furniture Cos., Inc.	12,114	301,639
Hibbett, Inc.	10,382	517,127
JOANN, Inc.	9,600	63,552
†LL Flooring Holdings, Inc.	24,416	169,203
†MarineMax, Inc.	17,240	513,580
Monro, Inc.	25,049	1,088,630
Murphy USA, Inc.	17,300	4,755,943
†National Vision Holdings, Inc.	62,200	2,030,830
†ODP Corp.	33,810	1,188,422
†OneWater Marine, Inc. Class A	8,900	267,979
†Party City Holdco, Inc.	93,700	148,046
Rent-A-Center, Inc.	43,410	760,109
†Sally Beauty Holdings, Inc.	87,800	1,106,280
Shoe Carnival, Inc.	14,142	303,205
Signet Jewelers Ltd.	37,176	2,126,095
†Sleep Number Corp.	17,546	593,230

LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Sonic Automotive, Inc. Class A	16,431	$ 711,462
†Sportsman's Warehouse Holdings, Inc.	34,900	289,670
Tile Shop Holdings, Inc.	31,100	109,472
Tilly's, Inc. Class A	19,863	137,452
†Torrid Holdings, Inc.	10,100	42,117
†TravelCenters of America, Inc.	10,600	571,658
†Urban Outfitters, Inc.	49,900	980,535
†Volta, Inc.	103,500	125,235
†Warby Parker, Inc. Class A	65,600	875,104
Winmark Corp.	2,387	516,404
†Zumiez, Inc.	12,523	269,620
		40,923,421
Technology Hardware, Storage & Peripherals–0.29%
†Avid Technology, Inc.	29,200	679,192
†CompoSecure, Inc.	5,400	27,054
†Corsair Gaming, Inc.	31,000	351,850
†Diebold Nixdorf, Inc.	62,300	152,012
†Eastman Kodak Co.	44,700	205,173
†IonQ, Inc.	96,300	488,241
†Super Micro Computer, Inc.	36,200	1,993,534
†Turtle Beach Corp.	12,600	85,932
Xerox Holdings Corp.	90,600	1,185,048
		5,168,036
Textiles, Apparel & Luxury Goods–0.60%
†Allbirds, Inc. Class A	78,600	238,944
†Crocs, Inc.	48,600	3,336,876
Ermenegildo Zegna NV	38,200	410,650
†Fossil Group, Inc.	37,000	126,540
†G-III Apparel Group Ltd.	35,596	532,160
Kontoor Brands, Inc.	44,700	1,502,367
Movado Group, Inc.	12,680	357,322
Oxford Industries, Inc.	12,066	1,083,285
†PLBY Group, Inc.	25,500	102,765
Rocky Brands, Inc.	5,700	114,342
Steven Madden Ltd.	62,801	1,674,903
Superior Group of Cos., Inc.	9,866	87,610
†Unifi, Inc.	11,374	108,167
Wolverine World Wide, Inc.	60,571	932,188
		10,608,119
Thrifts & Mortgage Finance–1.43%
†Axos Financial, Inc.	45,560	1,559,519
†Blue Foundry Bancorp	20,800	231,920
†Bridgewater Bancshares, Inc.	16,500	271,755
Capitol Federal Financial, Inc.	106,400	883,120
†Columbia Financial, Inc.	28,100	593,753
Enact Holdings, Inc.	24,400	540,948
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance (continued)
Essent Group Ltd.	84,309	$ 2,939,855
Federal Agricultural Mortgage Corp. Class C	7,474	740,972
†Finance of America Cos., Inc. Class A	28,800	42,624
Flagstar Bancorp, Inc.	41,500	1,386,100
Greene County Bancorp, Inc.	2,500	143,175
Hingham Institution For Savings The	1,160	291,288
Home Bancorp, Inc.	5,774	225,128
Home Point Capital, Inc.	5,700	8,778
Kearny Financial Corp.	50,337	534,579
Luther Burbank Corp.	11,500	133,630
Merchants Bancorp	12,714	293,312
†Mr Cooper Group, Inc.	55,902	2,264,031
†NMI Holdings, Inc. Class A	65,500	1,334,235
Northfield Bancorp, Inc.	35,356	505,944
PennyMac Financial Services, Inc.	22,000	943,800
†Pioneer Bancorp, Inc.	10,100	96,152
Provident Bancorp, Inc.	11,255	161,059
Provident Financial Services, Inc.	57,451	1,120,294
Radian Group, Inc.	128,754	2,483,665
Southern Missouri Bancorp, Inc.	6,398	326,490
†Sterling Bancorp, Inc.	12,400	74,772
TrustCo Bank Corp. NY	15,200	477,584
†Velocity Financial, Inc.	7,000	75,880
Walker & Dunlop, Inc.	24,463	2,048,287
Waterstone Financial, Inc.	16,080	259,853
WSFS Financial Corp.	51,336	2,385,071
		25,377,573
Tobacco–0.13%
†22nd Century Group, Inc.	137,300	127,318
Turning Point Brands, Inc.	12,525	265,906
Universal Corp.	19,742	908,922
Vector Group Ltd.	117,886	1,038,575
		2,340,721
Trading Companies & Distributors–1.47%
Alta Equipment Group, Inc.	16,090	177,151
Applied Industrial Technologies, Inc.	30,630	3,148,152
†Beacon Roofing Supply, Inc.	40,690	2,226,557
†BlueLinx Holdings, Inc.	7,600	471,960
Boise Cascade Co.	31,446	1,869,779
†Custom Truck One Source, Inc.	50,300	293,249
†Distribution Solutions Group, Inc.	4,071	114,680
†DXP Enterprises, Inc.	12,243	289,914

LVIP SSGA Small-Cap Index Fund–24

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
GATX Corp.	28,400	$ 2,418,260
Global Industrial Co.	10,758	288,637
†GMS, Inc.	34,300	1,372,343
H&E Equipment Services, Inc.	25,981	736,302
Herc Holdings, Inc.	20,500	2,129,540
†Hudson Technologies, Inc.	35,900	263,865
†Karat Packaging, Inc.	3,900	62,361
McGrath RentCorp	19,240	1,613,466
†MRC Global, Inc.	67,700	486,763
†NOW, Inc.	90,156	906,068
Rush Enterprises, Inc. Class A	39,088	1,736,513
Textainer Group Holdings Ltd.	35,220	946,009
†Titan Machinery, Inc.	16,770	473,920
†Transcat, Inc.	6,000	454,140
Triton International Ltd.	48,889	2,675,695
†Veritiv Corp.	10,600	1,036,362
		26,191,686
Water Utilities–0.45%
American States Water Co.	29,479	2,297,888
Artesian Resources Corp. Class A	6,563	315,811
California Water Service Group	42,842	2,257,345
Global Water Resources, Inc.	10,783	126,485
Middlesex Water Co.	14,231	1,098,633
†Pure Cycle Corp.	16,600	138,610
SJW Group	22,215	1,279,584
York Water Co.	11,437	439,524
		7,953,880
Wireless Telecommunication Services–0.15%
†Gogo, Inc.	40,700	493,284
†KORE Group Holdings, Inc.	27,800	53,098
Shenandoah Telecommunications Co.	39,550	673,141
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc.	82,700	$ 1,149,530
†U.S. Cellular Corp.	12,000	312,360
		2,681,413
Total Common Stock (Cost $1,443,364,353)		1,748,606,448
RIGHTS–0.02%
=†Aduro Biotech, Inc.	15,060	23,192
=†Contra Zogenix, Inc. CVR	47,935	32,596
=†Gtx, Inc.	828	1,565
=†Progenics Pharmaceuticals, Inc.	99,698	114,653
=†Tobira Therapeutics, Inc.	7,700	109,109
Total Rights (Cost $34,293)		281,115
WARRANTS–0.01%
†Chord Energy Corp. exp 9/01/24 exercise price USD 116.37	5,399	116,078
†Chord Energy Corp. exp 9/01/25 exercise price USD 133.70	2,699	56,382
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.67	2,445	44,377
Total Warrants (Cost $737,636)		216,837

MONEY MARKET FUND–1.21%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	21,428,144	21,428,144
Total Money Market Fund (Cost $21,428,144)		21,428,144

TOTAL INVESTMENTS–99.67% (Cost $1,465,564,426)	1,770,532,544
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	5,918,372
NET ASSETS APPLICABLE TO 68,142,538 SHARES OUTSTANDING–100.00%	$1,776,450,916

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP SSGA Small-Cap Index Fund–25

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
349	E-mini Russell 2000 Index	$29,138,010	$32,984,241	12/16/22	$—	$(3,846,231)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures from the date the contracts were opened through September 30, 2022.

Summary of Abbreviations:
CVR–Contingent Value Rights
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Small-Cap Index Fund–26

LVIP SSGA Small-Cap Index Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Small-Cap Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
 The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Small-Cap Index Fund–27

LVIP SSGA Small-Cap Index Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,748,606,448	$—	$—	$1,748,606,448
Rights	—	—	281,115	281,115
Warrants	216,837	—	—	216,837
Money Market Fund	21,428,144	—	—	21,428,144
Total Investments	$1,770,251,429	$—	$281,115	$1,770,532,544
Derivatives:

Liabilities:
Futures Contract	$(3,846,231)	$—	$—	$(3,846,231)
During the period ended September 30, 2022, there were no material transfers to or from Level 3 investments.
LVIP SSGA Small-Cap Index Fund–28